UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 1,112.90	$ 4.99
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.41	$ 4.77

* Expenses are equal to the Fund's annualized expense ratio of .94%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.8	7.0
Inverness Medical Innovations, Inc.	3.1	1.2
Honeywell International, Inc.	3.0	4.3
Citigroup, Inc.	2.8	2.5
American International Group, Inc.	2.7	3.2
Google, Inc. Class A (sub. vtg.)	2.3	2.2
AT&T, Inc.	2.2	2.1
Procter & Gamble Co.	2.0	0.0
Cisco Systems, Inc.	1.9	0.7
Johnson & Johnson	1.8	2.5
	27.6
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.7
Industrials	18.2	16.9
Financials	17.9	21.7
Health Care	15.4	13.2
Energy	9.5	10.7
Asset Allocation (% of fund's net assets)
As of October 31, 2007 *		As of April 30, 2007 **
	Stocks 98.5%		Stocks 99.2%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	18.4%	** Foreign investments	18.2%

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Household Durables - 1.7%
Centex Corp.	274,200	$ 6,871
KB Home (e)	528,000	14,594
		21,465
Leisure Equipment & Products - 0.2%
Brunswick Corp.	55,900	1,247
Eastman Kodak Co.	28,400	814
		2,061
Media - 1.8%
Dolan Media Co.	48,362	1,306
E.W. Scripps Co. Class A	43,600	1,962
Grupo Televisa SA de CV (CPO) sponsored ADR	91,100	2,264
McGraw-Hill Companies, Inc.	87,300	4,368
R.H. Donnelley Corp. (a)	23,800	1,305
Time Warner, Inc.	562,000	10,262
		21,467
Multiline Retail - 0.3%
Target Corp.	58,000	3,559
Specialty Retail - 2.2%
Charlotte Russe Holding, Inc. (a)	107,500	1,558
Coldwater Creek, Inc. (a)(e)	73,800	661
Home Depot, Inc.	310,800	9,793
Office Depot, Inc. (a)	83,500	1,566
Staples, Inc.	591,605	13,808
		27,386
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	20,302	2,838
TOTAL CONSUMER DISCRETIONARY		78,776
CONSUMER STAPLES - 4.4%
Beverages - 0.0%
Coca-Cola Femsa SA de CV sponsored ADR	2,600	120
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,908	119
		239
Food & Staples Retailing - 0.4%
Tesco PLC	43,800	449
Tesco PLC Sponsored ADR	52,100	1,602
United Natural Foods, Inc. (a)	86,600	2,506
		4,557
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.9%
Dean Foods Co.	29,900	$ 830
Green Mountain Coffee Roasters, Inc. (a)	31,400	1,171
Groupe Danone	93,200	8,039
Marine Harvest ASA (a)	1,408,000	1,427
Nestle SA (Reg.)	25,256	11,668
		23,135
Household Products - 2.0%
Procter & Gamble Co.	360,500	25,062
Tobacco - 0.1%
Souza Cruz Industria Comerico	43,200	1,236
TOTAL CONSUMER STAPLES		54,229
ENERGY - 9.5%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.	31,600	3,578
Expro International Group PLC	48,100	1,223
GlobalSantaFe Corp.	40,100	3,249
National Oilwell Varco, Inc. (a)	28,100	2,058
North American Energy Partners, Inc.	90,200	1,674
Schlumberger Ltd. (NY Shares)	127,200	12,284
Smith International, Inc.	42,500	2,807
		26,873
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	47,500	3,952
Chesapeake Energy Corp.	60,900	2,404
ConocoPhillips	133,290	11,324
EOG Resources, Inc.	115,400	10,224
Exxon Mobil Corp.	62,800	5,777
Forest Oil Corp. (a)	82,200	3,994
OAO Gazprom sponsored ADR	13,000	653
Occidental Petroleum Corp.	62,000	4,281
OJSC Rosneft unit	67,700	600
Petroplus Holdings AG	29,254	2,541
Plains Exploration & Production Co. (a)	53,000	2,700
Quicksilver Resources, Inc. (a)	116,100	6,618
Range Resources Corp.	189,850	8,530
Southwestern Energy Co. (a)	34,300	1,774
Suncor Energy, Inc.	23,400	2,564
Ultra Petroleum Corp. (a)	119,900	8,496
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	169,100	$ 11,910
Williams Partners LP	26,500	1,212
		89,554
TOTAL ENERGY		116,427
FINANCIALS - 17.9%
Capital Markets - 4.5%
Ashmore Group plc	208,400	1,265
Bank New York Mellon Corp.	122,239	5,971
Lehman Brothers Holdings, Inc.	211,500	13,396
Morgan Stanley	124,600	8,381
State Street Corp.	192,869	15,385
T. Rowe Price Group, Inc.	34,600	2,223
UBS AG (NY Shares)	162,900	8,746
		55,367
Commercial Banks - 2.1%
Erste Bank AG	76,674	6,221
Sberbank (Savings Bank of the Russian Federation) GDR	1,684	847
Societe Generale Series A	30,600	5,156
Standard Chartered PLC (United Kingdom)	223,112	8,656
Turkiye Halk Bankasi	127,000	1,073
Unicredito Italiano SpA	449,900	3,846
VTB Bank JSC unit	63,800	612
		26,411
Diversified Financial Services - 7.1%
Bank of America Corp.	403,000	19,457
Bovespa Holding SA (a)	160,000	3,047
Citigroup, Inc.	824,400	34,542
Climate Exchange PLC (a)	69,656	1,736
Deutsche Boerse AG	28,900	4,560
JPMorgan Chase & Co.	344,419	16,188
JSE Ltd.	281,600	3,748
Moody's Corp.	91,100	3,983
		87,261
Insurance - 4.1%
AFLAC, Inc.	76,900	4,828
AMBAC Financial Group, Inc.	59,000	2,173
American International Group, Inc.	524,712	33,120
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	29,137	$ 1,700
The Chubb Corp.	161,400	8,611
		50,432
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	42,600	1,039
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	3,800	74
TOTAL FINANCIALS		220,584
HEALTH CARE - 15.4%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	226,100	7,140
Amgen, Inc. (a)	120,200	6,985
Cephalon, Inc. (a)	96,552	7,120
Cougar Biotechnology, Inc. (a)	18,800	637
CSL Ltd.	200,783	6,826
Genentech, Inc. (a)	67,400	4,996
MannKind Corp. (a)	170,535	1,557
Metabolix, Inc.	12,900	373
Myriad Genetics, Inc. (a)	24,868	1,377
PDL BioPharma, Inc. (a)	104,500	2,215
Vertex Pharmaceuticals, Inc. (a)	96,000	3,105
		42,331
Health Care Equipment & Supplies - 6.1%
Alcon, Inc.	11,800	1,796
Beckman Coulter, Inc.	62,900	4,455
Becton, Dickinson & Co.	73,100	6,101
C.R. Bard, Inc.	83,200	6,956
Gen-Probe, Inc. (a)	47,300	3,312
Heartware Ltd. (a)	904,325	680
HemoSense, Inc. (a)	504,969	8,231
Hologic, Inc. (a)	41,585	2,825
Inverness Medical Innovations, Inc. (a)	638,612	38,375
Quidel Corp. (a)	42,200	871
Sonova Holding AG	16,443	1,845
		75,447
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.8%
Humana, Inc. (a)	40,300	$ 3,020
UnitedHealth Group, Inc.	127,500	6,267
		9,287
Health Care Technology - 0.1%
Cerner Corp. (a)	24,100	1,435
Life Sciences Tools & Services - 0.6%
QIAGEN NV (a)	295,700	6,961
Pharmaceuticals - 4.3%
Allergan, Inc.	148,470	10,034
BioMimetic Therapeutics, Inc. (a)	114,505	1,577
Elan Corp. PLC sponsored ADR (a)	146,100	3,477
Johnson & Johnson	341,300	22,243
Merck & Co., Inc.	220,328	12,836
Sirtris Pharmaceuticals, Inc. (e)	79,600	1,350
Wyeth	38,200	1,858
		53,375
TOTAL HEALTH CARE		188,836
INDUSTRIALS - 18.2%
Aerospace & Defense - 3.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	219,000	1,299
General Dynamics Corp.	59,700	5,430
Goodrich Corp.	37,700	2,626
Honeywell International, Inc.	617,300	37,291
		46,646
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	46,200	3,470
Commercial Services & Supplies - 2.1%
Avery Dennison Corp.	48,400	2,802
Corporate Executive Board Co.	53,800	3,833
CoStar Group, Inc. (a)	45,700	2,628
Fuel Tech, Inc. (a)	56,300	1,665
Healthcare Services Group, Inc.	164,650	3,616
Herman Miller, Inc.	44,800	1,219
Intertek Group PLC	114,500	2,450
Monster Worldwide, Inc. (a)	57,800	2,346
R.R. Donnelley & Sons Co.	55,700	2,244
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	67,000	$ 2,016
SGS Societe Generale de Surveillance Holding SA (Reg.)	951	1,246
		26,065
Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	164,500	4,971
Alstom SA	10,700	2,525
Ceres Power Holdings PLC (a)	74,300	520
Emerson Electric Co.	64,200	3,356
Energy Conversion Devices, Inc. (a)(e)	88,400	2,412
Evergreen Solar, Inc. (a)	305,274	3,529
Genlyte Group, Inc. (a)	13,300	866
Prysmian SpA	134,796	3,873
Q-Cells AG (a)	14,600	1,859
SolarWorld AG (e)	65,300	4,429
Sunpower Corp. Class A (a)	1,800	228
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	64,757	3,814
		32,382
Industrial Conglomerates - 7.2%
3M Co.	103,600	8,947
General Electric Co.	1,716,108	70,640
Siemens AG sponsored ADR	66,100	9,014
		88,601
Machinery - 1.7%
Cummins, Inc.	21,400	2,567
Danaher Corp.	43,500	3,727
Illinois Tool Works, Inc.	76,800	4,398
KSB AG	2,000	1,996
SPX Corp.	34,600	3,505
Sulzer AG (Reg.)	3,308	5,306
		21,499
Road & Rail - 0.4%
Hertz Global Holdings, Inc.	58,800	1,275
Ryder System, Inc.	67,200	3,216
		4,491
Trading Companies & Distributors - 0.1%
Watsco, Inc.	29,700	1,237
TOTAL INDUSTRIALS		224,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	694,200	$ 22,950
Corning, Inc.	259,750	6,304
Foxconn International Holdings Ltd. (a)	1,149,000	3,204
Infinera Corp.	52,200	1,152
Juniper Networks, Inc. (a)	84,300	3,035
Nice Systems Ltd. sponsored ADR (a)	57,200	2,255
		38,900
Computers & Peripherals - 3.2%
Apple, Inc. (a)	50,200	9,535
Diebold, Inc.	108,400	4,535
EMC Corp. (a)	409,823	10,405
Hewlett-Packard Co.	111,700	5,773
NCR Corp. (a)	46,800	1,291
Network Appliance, Inc. (a)	158,300	4,985
Sun Microsystems, Inc. (a)	596,900	3,408
		39,932
Electronic Equipment & Instruments - 1.1%
Acacia Research Corp. - Acacia Technologies (a)	60,152	993
Ibiden Co. Ltd.	50,000	4,239
Itron, Inc. (a)	16,359	1,758
Jabil Circuit, Inc.	99,000	2,151
Motech Industries, Inc.	324,925	3,410
Motech Industries, Inc. GDR (a)(f)	92,692	973
		13,524
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	75,800	2,971
DealerTrack Holdings, Inc. (a)	28,600	1,404
Google, Inc. Class A (sub. vtg.) (a)	39,849	28,173
LoopNet, Inc. (a)	80,325	1,514
SAVVIS, Inc. (a)	5,000	189
ValueClick, Inc. (a)	78,949	2,147
Visual Sciences, Inc. (a)	68,500	1,247
		37,645
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	203,502	8,437
MoneyGram International, Inc.	431,229	6,878
Redecard SA	125,500	2,655
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	99,500	$ 3,020
The Western Union Co.	360,000	7,934
		28,924
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Corp. Class A (a)	142,800	4,648
Intel Corp.	760,641	20,461
LDK Solar Co. Ltd. Sponsored ADR (e)	63,900	2,531
Marvell Technology Group Ltd. (a)	283,300	5,108
Maxim Integrated Products, Inc.	151,900	4,116
MEMC Electronic Materials, Inc. (a)	42,200	3,090
Renesola Ltd. (a)	154,000	1,521
Taiwan Semiconductor Manufacturing Co. Ltd.	1,337,653	2,634
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	142,429	1,517
		45,626
Software - 2.7%
Activision, Inc. (a)	234,000	5,534
Autonomy Corp. PLC (a)	95,400	1,949
Microsoft Corp.	539,502	19,859
Nintendo Co. Ltd.	8,700	5,464
		32,806
TOTAL INFORMATION TECHNOLOGY		237,357
MATERIALS - 1.8%
Chemicals - 0.8%
Albemarle Corp.	138,400	6,610
Ecolab, Inc.	50,500	2,382
Georgia Gulf Corp. (e)	86,087	1,042
		10,034
Metals & Mining - 1.0%
Alcoa, Inc.	116,000	4,592
ArcelorMittal SA (NY Shares) Class A	15,200	1,215
Barrick Gold Corp.	72,400	3,221
Kinross Gold Corp. (a)	81,800	1,618
Nucor Corp.	20,600	1,278
		11,924
TOTAL MATERIALS		21,958
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	633,700	$ 26,482
Verizon Communications, Inc.	144,800	6,671
		33,153
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	117,389	5,186
NII Holdings, Inc. (a)	26,000	1,508
		6,694
TOTAL TELECOMMUNICATION SERVICES		39,847
UTILITIES - 2.4%
Electric Utilities - 0.5%
Great Plains Energy, Inc.	134,200	4,005
Reliant Energy, Inc. (a)	75,300	2,072
		6,077
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	141,300	3,025
Clipper Windpower PLC (a)	187,200	2,588
Constellation Energy Group, Inc.	42,500	4,025
Dynegy, Inc. Class A (a)	554,250	5,105
NRG Energy, Inc. (a)	149,200	6,812
		21,555
Multi-Utilities - 0.2%
Sempra Energy	35,700	2,196
TOTAL UTILITIES		29,828
TOTAL COMMON STOCKS (Cost $1,028,142)		1,212,233
Convertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,030	1,236
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp.:
0% 9/30/14 (d)	$ 1,360	$ 1,224
7.75% 6/1/15 (d)	2,350	2,515
		3,739
TOTAL CONVERTIBLE BONDS (Cost $4,473)		4,975
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	19,756,286	19,756
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	19,254,944	19,255
TOTAL MONEY MARKET FUNDS (Cost $39,011)		39,011
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,071,626)		1,256,219
NET OTHER ASSETS - (2.1)%		(26,272)
NET ASSETS - 100%		$ 1,229,947
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $973,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Fidelity Securities Lending Cash Central Fund	55
Total	$ 403
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Switzerland	2.9%
Canada	1.8%
United Kingdom	1.8%
Germany	1.8%
France	1.3%
Cayman Islands	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $6,116,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,703) - See accompanying schedule: Unaffiliated issuers (cost $1,032,615)	$ 1,217,208
Fidelity Central Funds (cost $39,011)	39,011
Total Investments (cost $1,071,626)		$ 1,256,219
Cash		895
Foreign currency held at value (cost $1,414)		1,414
Receivable for investments sold		10,371
Receivable for fund shares sold		2,217
Dividends receivable		734
Interest receivable		16
Distributions receivable from Fidelity Central Funds		126
Other receivables		32
Total assets		1,272,024

Liabilities
Payable for investments purchased	$ 19,144
Payable for fund shares redeemed	2,671
Accrued management fee	683
Other affiliated payables	270
Other payables and accrued expenses	54
Collateral on securities loaned, at value	19,255
Total liabilities		42,077

Net Assets		$ 1,229,947
Net Assets consist of:
Paid in capital		$ 1,023,903
Undistributed net investment income		2,626
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,851
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,567
Net Assets, for 59,194 shares outstanding		$ 1,229,947
Net Asset Value, offering price and redemption price per share ($1,229,947 ÷ 59,194 shares)		$ 20.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)

Investment Income
Dividends		$ 7,531
Interest		29
Income from Fidelity Central Funds		403
Total income		7,963

Expenses
Management fee Basic fee	$ 2,952
Performance adjustment	347
Transfer agent fees	1,368
Accounting and security lending fees	175
Custodian fees and expenses	78
Independent trustees' compensation	2
Registration fees	30
Audit	32
Legal	2
Interest	2
Miscellaneous	4
Total expenses before reductions	4,992
Expense reductions	(55)	4,937
Net investment income (loss)		3,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $26)	29,239
Foreign currency transactions	(25)
Total net realized gain (loss)		29,214
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $19)	82,938
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		82,913
Net gain (loss)		112,127
Net increase (decrease) in net assets resulting from operations		$ 115,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,026	$ 5,965
Net realized gain (loss)	29,214	68,353
Change in net unrealized appreciation (depreciation)	82,913	35,267
Net increase (decrease) in net assets resulting from operations	115,153	109,585
Distributions to shareholders from net investment income	(2,501)	(5,087)
Share transactions Proceeds from sales of shares	351,379	241,633
Reinvestment of distributions	2,461	5,009
Cost of shares redeemed	(166,198)	(168,182)
Net increase (decrease) in net assets resulting from share transactions	187,642	78,460
Total increase (decrease) in net assets	300,294	182,958

Net Assets
Beginning of period	929,653	746,695
End of period (including undistributed net investment income of $2,626 and undistributed net investment income of $2,101, respectively)	$ 1,229,947	$ 929,653
Other Information Shares
Sold	17,846	14,135
Issued in reinvestment of distributions	126	294
Redeemed	(8,439)	(9,899)
Net increase (decrease)	9,533	4,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 16.55	$ 13.72	$ 13.69	$ 11.61	$ 13.79
Income from Investment Operations
Net investment income (loss) D	.06	.13	.10	.13 G	.07	.07
Net realized and unrealized gain (loss)	2.05	2.15	2.83	.04	2.08	(2.19)
Total from investment operations	2.11	2.28	2.93	.17	2.15	(2.12)
Distributions from net investment income	(.05)	(.11)	(.10)	(.14)	(.07)	(.06)
Net asset value, end of period	$ 20.78	$ 18.72	$ 16.55	$ 13.72	$ 13.69	$ 11.61
Total Return B, C	11.29%	13.84%	21.43%	1.21%	18.55%	(15.39)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.82%	.78%	.78%	.78%	.83%
Expenses net of fee waivers, if any	.94% A	.82%	.78%	.78%	.78%	.83%
Expenses net of all reductions	.93% A	.81%	.73%	.75%	.76%	.78%
Net investment income (loss)	.57% A	.75%	.67%	.94%	.53%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,230	$ 930	$ 747	$ 612	$ 708	$ 599
Portfolio turnover rate F	117% A	96%	154%	55%	62%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 215,132
Unrealized depreciation	(37,653)
Net unrealized appreciation (depreciation)	$ 177,479
Cost for federal income tax purposes	$ 1,078,740

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $795,548 and $615,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,445	5.08%	$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5 and $33, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LCS-USAN-1207
1.784861.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 1,042.20	$ 4.77
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.46	$ 4.72

* Expenses are equal to the Fund's annualized expense ratio of .93%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Flextronics International Ltd.	2.6	1.1
Qwest Communications International, Inc.	2.6	3.5
St. Jude Medical, Inc.	2.5	2.0
Humana, Inc.	2.1	2.1
AT&T, Inc.	1.8	1.3
Comverse Technology, Inc.	1.7	2.2
Valero Energy Corp.	1.7	1.8
Whirlpool Corp.	1.7	2.1
Juniper Networks, Inc.	1.5	1.0
National Oilwell Varco, Inc.	1.3	0.9
	19.5
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.4	25.6
Energy	14.0	12.3
Industrials	11.8	10.7
Health Care	10.7	13.3
Materials	9.1	7.8
Asset Allocation (% of fund's net assets)
As of October 31, 2007 *		As of April 30, 2007 **
	Stocks 97.6%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	21.0%	** Foreign investments	16.2%

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Visteon Corp. (a)(e)	7,500,000	$ 47,625
Automobiles - 0.2%
Fleetwood Enterprises, Inc. (a)(d)(e)	3,475,580	31,280
Ford Motor Co. (a)(d)	958,200	8,499
		39,779
Hotels, Restaurants & Leisure - 1.4%
Gaylord Entertainment Co. (a)	1,300,000	70,824
Life Time Fitness, Inc. (a)(d)	1,400,000	84,896
Morgans Hotel Group Co. (a)(e)	3,000,000	68,280
		224,000
Household Durables - 1.9%
Champion Enterprises, Inc. (a)(d)	2,788,700	33,074
Whirlpool Corp. (d)	3,500,000	277,130
		310,204
Internet & Catalog Retail - 1.4%
Blue Nile, Inc. (a)(d)(e)	1,500,000	118,560
GSI Commerce, Inc. (a)(d)(e)	4,000,000	113,960
		232,520
Media - 2.8%
Cinemark Holdings, Inc. (d)	3,200,000	55,072
Eros International plc (a)	5,000,000	44,440
Grupo Televisa SA de CV (CPO) sponsored ADR	4,826,100	119,929
JumpTV, Inc. (e)	4,368,400	8,790
National CineMedia, Inc. (e)	4,800,000	129,216
R.H. Donnelley Corp. (a)	1,740,000	95,439
		452,886
Multiline Retail - 0.3%
Macy's, Inc.	1,500,000	48,045
Specialty Retail - 0.6%
Eddie Bauer Holdings, Inc. (a)(d)	1,424,900	10,715
Staples, Inc.	4,000,000	93,360
		104,075
TOTAL CONSUMER DISCRETIONARY		1,459,134
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	4,000,000	$ 167,080
Rite Aid Corp. (a)(d)	15,000,000	58,650
		225,730
Food Products - 1.4%
Bunge Ltd.	750,000	86,393
Hain Celestial Group, Inc. (a)(e)	2,500,000	87,650
Tyson Foods, Inc. Class A	4,245,650	67,081
		241,124
Personal Products - 0.3%
Bare Escentuals, Inc.	1,992,685	49,219
TOTAL CONSUMER STAPLES		516,073
ENERGY - 14.0%
Energy Equipment & Services - 4.8%
GlobalSantaFe Corp.	1,000,000	81,030
National Oilwell Varco, Inc. (a)	3,000,000	219,720
Noble Corp.	2,000,000	105,900
North American Energy Partners, Inc. (e)	2,500,000	46,400
Pride International, Inc. (a)	2,000,037	73,801
Transocean, Inc. (a)	1,000,000	119,370
Weatherford International Ltd. (a)	2,200,000	142,802
		789,023
Oil, Gas & Consumable Fuels - 9.2%
Arch Coal, Inc.	2,250,000	92,250
Aventine Renewable Energy Holdings, Inc. (a)(d)(e)	4,000,000	41,960
EOG Resources, Inc.	1,500,000	132,900
Hess Corp.	1,500,000	107,415
Massey Energy Co.	2,700,000	85,536
Newfield Exploration Co. (a)	1,500,000	80,760
OAO Gazprom sponsored ADR	2,000,000	100,500
OPTI Canada, Inc. (a)(f)	2,000,000	40,352
Peabody Energy Corp.	3,000,000	167,250
Ultra Petroleum Corp. (a)	2,500,000	177,150
Uranium One, Inc. (a)	4,000,000	44,440
Valero Energy Corp.	4,000,000	281,720
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
VeraSun Energy Corp. (a)(d)(e)	5,000,000	$ 67,800
Western Refining, Inc.	2,500,000	91,700
		1,511,733
TOTAL ENERGY		2,300,756
FINANCIALS - 4.3%
Capital Markets - 0.8%
Julius Baer Holding AG (Bearer)	1,500,000	129,759
Commercial Banks - 0.3%
Wintrust Financial Corp. (e)	1,242,650	45,655
Insurance - 2.7%
Axis Capital Holdings Ltd.	2,000,000	79,480
Everest Re Group Ltd.	1,250,000	133,175
Montpelier Re Holdings Ltd.	4,250,000	76,075
W.R. Berkley Corp.	3,068,198	92,322
Willis Group Holdings Ltd.	1,350,000	57,146
		438,198
Real Estate Management & Development - 0.2%
Move, Inc. (a)(e)	15,500,000	39,370
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	2,900,000	45,414
TOTAL FINANCIALS		698,396
HEALTH CARE - 10.7%
Biotechnology - 1.9%
Celgene Corp. (a)	1,750,000	115,500
Cephalon, Inc. (a)(d)	1,100,000	81,114
Genentech, Inc. (a)	1,500,000	111,195
		307,809
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)(d)	3,000,000	62,100
Mentor Corp. (d)	1,200,000	51,084
St. Jude Medical, Inc. (a)	10,000,000	407,300
		520,484
Health Care Providers & Services - 3.4%
Humana, Inc. (a)	4,500,000	337,275
McKesson Corp.	1,106,532	73,142
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	1,200,000	$ 113,256
Omnicare, Inc. (d)	1,000,000	29,500
		553,173
Health Care Technology - 0.9%
IMS Health, Inc.	6,000,000	151,260
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics, Inc. (a)(e)	2,050,000	90,077
Allergan, Inc.	1,800,000	121,644
Forest Laboratories, Inc. (a)	70,000	2,735
Nastech Pharmaceutical Co., Inc. (a)	175,000	2,385
		216,841
TOTAL HEALTH CARE		1,749,567
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	1,000,000	149,810
Rockwell Collins, Inc.	1,500,000	112,215
Spirit AeroSystems Holdings, Inc. Class A	2,000,000	69,440
		331,465
Airlines - 0.9%
AMR Corp. (a)	3,000,000	72,000
UAL Corp. (a)	1,500,000	71,850
		143,850
Commercial Services & Supplies - 4.0%
Allied Waste Industries, Inc. (a)	10,000,000	126,400
American Reprographics Co. (a)(d)(e)	3,500,000	70,980
Casella Waste Systems, Inc. Class A (a)(e)	1,839,080	27,090
CDI Corp. (e)	2,000,000	55,120
Corporate Executive Board Co. (e)	2,000,000	142,500
CoStar Group, Inc. (a)(d)(e)	1,750,000	100,625
Waste Management, Inc.	3,500,000	127,365
		650,080
Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV (NY Shares)	3,000,000	150,000
Fluor Corp.	1,000,000	158,000
Quanta Services, Inc. (a)	3,000,000	99,000
		407,000
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.7%
Evergreen Solar, Inc. (a)(d)	3,500,000	$ 40,460
Prysmian SpA	3,000,000	86,193
Renewable Energy Corp. AS (a)(d)	3,000,000	152,893
		279,546
Machinery - 0.4%
Manitowoc Co., Inc.	1,500,000	73,890
Road & Rail - 0.3%
Landstar System, Inc.	1,250,000	52,613
TOTAL INDUSTRIALS		1,938,444
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 6.2%
Adtran, Inc. (e)	3,500,000	84,245
Alcatel-Lucent SA sponsored ADR	10,000,000	96,900
Ciena Corp. (a)	3,000,000	143,580
Comverse Technology, Inc. (a)(e)	15,000,000	288,300
Finisar Corp. (a)(e)	20,000,000	46,400
Infinera Corp. (d)	1,648,393	36,380
Juniper Networks, Inc. (a)	7,000,000	252,000
MasTec, Inc. (a)(e)	5,000,000	78,950
		1,026,755
Computers & Peripherals - 2.7%
NCR Corp. (a)	6,500,000	179,335
Network Appliance, Inc. (a)	3,000,000	94,470
Teradata Corp. (a)	6,000,000	171,180
		444,985
Electronic Equipment & Instruments - 5.0%
Agilent Technologies, Inc. (a)	4,000,000	147,400
Amphenol Corp. Class A	2,250,000	99,608
Arrow Electronics, Inc. (a)	2,000,000	79,960
Benchmark Electronics, Inc. (a)(d)	3,000,000	61,530
Flextronics International Ltd. (a)	35,000,000	430,848
		819,346
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	2,000,000	78,380
Equinix, Inc. (a)	750,000	87,495
SAVVIS, Inc. (a)(e)	4,995,643	188,735
		354,610
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	1,600,000	$ 66,336
Genpact Ltd.	3,200,000	51,200
Telvent GIT SA (e)	2,750,000	67,898
Unisys Corp. (a)	10,000,000	60,800
WNS Holdings Ltd. ADR (a)	2,500,000	53,575
		299,809
Office Electronics - 0.3%
Xerox Corp. (a)	3,000,000	52,320
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)(d)	9,000,000	117,720
Altera Corp.	5,000,000	98,100
Applied Micro Circuits Corp. (a)(e)	24,000,000	77,280
Broadcom Corp. Class A (a)	3,000,000	97,650
FormFactor, Inc. (a)	1,250,000	48,888
Integrated Device Technology, Inc. (a)	5,000,000	67,150
LSI Corp. (a)	9,000,000	59,400
Marvell Technology Group Ltd. (a)	10,000,000	180,300
Microchip Technology, Inc. (d)	5,000,000	165,850
ON Semiconductor Corp. (a)	9,000,000	91,800
PMC-Sierra, Inc. (a)(e)	11,750,000	105,868
		1,110,006
Software - 0.4%
TIBCO Software, Inc. (a)	6,500,000	59,670
TOTAL INFORMATION TECHNOLOGY		4,167,501
MATERIALS - 9.1%
Chemicals - 3.4%
Agrium, Inc.	2,000,000	127,092
Airgas, Inc.	1,611,400	81,327
Chemtura Corp.	6,000,000	55,920
Monsanto Co.	2,000,000	195,260
Nitto Denko Corp.	110,000	5,371
Tokuyama Corp. (d)	6,500,000	90,810
		555,780
Metals & Mining - 5.7%
Agnico-Eagle Mines Ltd.	2,000,000	114,361
ArcelorMittal SA (NY Shares) Class A	2,400,000	191,880
Commercial Metals Co.	2,400,000	75,312
Gold Fields Ltd. sponsored ADR	9,000,000	162,630
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	3,000,000	$ 91,450
Reliance Steel & Aluminum Co.	2,000,000	116,700
Titanium Metals Corp. (a)	2,713,200	95,505
United States Steel Corp.	750,000	80,925
		928,763
TOTAL MATERIALS		1,484,543
TELECOMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 8.1%
AT&T, Inc.	7,000,000	292,530
Cogent Communications Group, Inc. (a)(e)	3,400,000	94,112
Global Crossing Ltd. (a)(e)	3,662,482	77,242
Level 3 Communications, Inc. (a)(d)	60,000,000	181,800
PAETEC Holding Corp. (a)	5,000,000	67,250
Qwest Communications International, Inc. (a)(d)	60,000,000	430,800
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(e)	8,000,000	185,920
		1,329,654
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,000,000	88,360
NII Holdings, Inc. (a)	1,000,000	58,000
		146,360
TOTAL TELECOMMUNICATION SERVICES		1,476,014
UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	4,000,000	85,640
Dynegy, Inc. Class A (a)	10,000,000	92,100
Mirant Corp. (a)	1,000,000	42,360
		220,100
TOTAL COMMON STOCKS (Cost $12,405,641)		16,010,528
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.97% (b)	382,054,573	$ 382,055
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	429,438,238	429,438
TOTAL MONEY MARKET FUNDS (Cost $811,493)		811,493
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $13,217,134)		16,822,021
NET OTHER ASSETS - (2.6)%		(419,395)
NET ASSETS - 100%		$ 16,402,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,470
Fidelity Securities Lending Cash Central Fund	2,529
Total	$ 8,999
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adams Respiratory Therapeutics, Inc.	$ 55,327	$ 21,432	$ -	$ -	$ 90,077
Adtran, Inc.	81,440	7,243	-	891	84,245
Align Technology, Inc.	113,300	-	49,514	-	-
American Reprographics Co.	99,600	15,373	-	-	70,980
Applied Micro Circuits Corp.	-	69,709	500	-	77,280
Aventine Renewable Energy Holdings, Inc.	60,279	16,307	-	-	41,960
Blue Nile, Inc.	81,828	-	12,957	-	118,560
Casella Waste Systems, Inc. Class A	-	19,610	-	-	27,090
CDI Corp.	59,240	-	-	440	55,120
Cogent Communications Group, Inc.	58,191	25,907	-	-	94,112
Comverse Technology, Inc.	340,200	-	-	-	288,300
Corporate Executive Board Co.	63,640	73,280	-	800	142,500
CoStar Group, Inc.	71,111	15,017	-	-	100,625
Finisar Corp.	-	76,541	-	-	46,400
Fleetwood Enterprises, Inc.	-	30,124	-	-	31,280
Global Crossing Ltd.	105,626	-	-	-	77,242
GSI Commerce, Inc.	97,240	-	11,013	-	113,960
Hain Celestial Group, Inc.	60,060	14,257	-	-	87,650
Healthspring, Inc.	79,968	-	63,222	-	-
JumpTV, Inc.	-	18,053	-	-	8,790
MasTec, Inc.	61,933	-	5,993	-	78,950
Morgans Hotel Group Co.	74,203	2,881	10,545	-	68,280
Move, Inc.	69,600	1,175	-	-	39,370
National CineMedia, Inc.	92,015	35,469	370	720	129,216
North American Energy Partners, Inc.	42,292	8,641	149	-	46,400
PMC-Sierra, Inc.	67,251	23,634	122	-	105,868
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SAVVIS, Inc.	$ 118,699	$ 125,539	$ -	$ -	$ 188,735
Solectron Corp.	167,500	-	214,102	-	-
Telvent GIT SA	52,333	-	-	943	67,898
Time Warner Telecom, Inc. Class A (sub. vtg.)	153,750	9,979	-	-	185,920
VeraSun Energy Corp.	64,073	31,923	-	-	67,800
Visteon Corp.	64,296	3,805	407	-	47,625
Wintrust Financial Corp.	56,961	-	3,474	208	45,655
Total	$ 2,511,956	$ 645,899	$ 372,368	$ 4,002	$ 2,627,888
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.0%
Bermuda	4.5%
Canada	3.5%
Singapore	2.6%
Luxembourg	1.2%
Cayman Islands	1.1%
South Africa	1.0%
Others (individually less than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $420,940) - See accompanying schedule: Unaffiliated issuers (cost $10,009,820)	$ 13,382,640
Fidelity Central Funds (cost $811,493)	811,493
Other affiliated issuers (cost $2,395,821)	2,627,888
Total Investments (cost $13,217,134)		$ 16,822,021
Receivable for investments sold		104,960
Receivable for fund shares sold		8,806
Dividends receivable		4,470
Distributions receivable from Fidelity Central Funds		2,252
Prepaid expenses		5
Other receivables		389
Total assets		16,942,903

Liabilities
Payable to custodian bank	$ 3,640
Payable for investments purchased:
Regular delivery	36,647
Delayed delivery	40,246
Payable for fund shares redeemed	17,404
Accrued management fee	9,585
Other affiliated payables	3,057
Other payables and accrued expenses	260
Collateral on securities loaned, at value	429,438
Total liabilities		540,277

Net Assets		$ 16,402,626
Net Assets consist of:
Paid in capital		$ 12,388,137
Accumulated net investment loss		(25,252)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		434,771
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,604,970
Net Assets, for 508,763 shares outstanding		$ 16,402,626
Net Asset Value, offering price and redemption price per share ($16,402,626 ÷ 508,763 shares)		$ 32.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)

Investment Income
Dividends (including $4,002 earned from other affiliated issuers)		$ 38,901
Interest		41
Income from Fidelity Central Funds (including $2,529 from security lending)		8,999
Total income		47,941

Expenses
Management fee Basic fee	$ 44,157
Performance adjustment	10,830
Transfer agent fees	17,575
Accounting and security lending fees	815
Custodian fees and expenses	153
Independent trustees' compensation	29
Registration fees	75
Audit	56
Legal	38
Interest	16
Miscellaneous	60
Total expenses before reductions	73,804
Expense reductions	(731)	73,073
Net investment income (loss)		(25,132)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	415,058
Other affiliated issuers	36,460
Foreign currency transactions	(483)
Total net realized gain (loss)		451,035
Change in net unrealized appreciation (depreciation) on: Investment securities	219,828
Assets and liabilities in foreign currencies	238
Total change in net unrealized appreciation (depreciation)		220,066
Net gain (loss)		671,101
Net increase (decrease) in net assets resulting from operations		$ 645,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (25,132)	$ (17,483)
Net realized gain (loss)	451,035	1,100,632
Change in net unrealized appreciation (depreciation)	220,066	459,231
Net increase (decrease) in net assets resulting from operations	645,969	1,542,380
Distributions to shareholders from net realized gain	(741,683)	(566,903)
Share transactions Proceeds from sales of shares	1,707,482	3,455,645
Reinvestment of distributions	730,722	557,228
Cost of shares redeemed	(1,173,802)	(2,407,990)
Net increase (decrease) in net assets resulting from share transactions	1,264,402	1,604,883
Redemption fees	131	236
Total increase (decrease) in net assets	1,168,819	2,580,596

Net Assets
Beginning of period	15,233,807	12,653,211
End of period (including accumulated net investment loss of $25,252 and accumulated net investment loss of $120, respectively)	$ 16,402,626	$ 15,233,807
Other Information Shares
Sold	53,523	117,462
Issued in reinvestment of distributions	22,518	19,139
Redeemed	(36,976)	(82,733)
Net increase (decrease)	39,065	53,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 32.43	$ 30.43	$ 21.57	$ 21.07	$ 16.80	$ 21.42
Income from Investment Operations
Net investment income (loss) D	(.05)	(.04) G	(.01) H	.05 I	.07	.13
Net realized and unrealized gain (loss)	1.43	3.38	9.51	.52	4.29	(4.66)
Total from investment operations	1.38	3.34	9.50	.57	4.36	(4.53)
Distributions from net investment income	-	-	(.04)	(.07)	(.09)	(.09)
Distributions from net realized gain	(1.57)	(1.34)	(.60)	-	-	-
Total distributions	(1.57)	(1.34)	(.64)	(.07)	(.09)	(.09)
Redemption fees added to paid in capital D	- K	-K	-K	-K	-K	-K
Net asset value, end of period	$ 32.24	$ 32.43	$ 30.43	$ 21.57	$ 21.07	$ 16.80
Total Return B, C	4.22%	11.53%	44.52%	2.69%	25.99%	(21.17)%
Ratios to Average Net Assets E, J
Expenses before reductions	.93% A	.83%	.72%	.71%	.70%	.74%
Expenses net of fee waivers, if any	.93% A	.83%	.72%	.71%	.70%	.74%
Expenses net of all reductions	.92% A	.82%	.69%	.62%	.65%	.66%
Net investment income (loss)	(.32)% A	(.14)% G	(.03)% H	.22% I	.34%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 16,403	$ 15,234	$ 12,653	$ 7,942	$ 8,213	$ 5,507
Portfolio turnover rate F	46% A	52%	74%	186%	137%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share and an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .08%.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

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(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

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included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,362,178
Unrealized depreciation	(775,874)
Net unrealized appreciation (depreciation)	$ 3,586,304
Cost for federal income tax purposes	$ 13,235,717

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

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collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,733,900 and $3,584,793, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,088	5.39%	$ 16

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

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8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3 and $613, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 30% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

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The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

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Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
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Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MCS-USAN-1207
1.784862.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Retirement

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 968.60	$ 5.10
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.96	$ 5.23

* Expenses are equal to the Fund's annualized expense ratio of 1.03%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American Reprographics Co.	6.4	9.6
Columbus McKinnon Corp. (NY Shares)	5.9	4.0
Dollar Financial Corp.	5.4	5.2
IPC Holdings Ltd.	5.1	4.9
Aspen Insurance Holdings Ltd.	5.0	3.5
Max Capital Group Ltd.	4.3	5.7
Timberland Co. Class A	3.9	1.3
Washington Federal, Inc.	3.8	1.4
Farmer Mac Class C (non-vtg.)	3.4	2.7
Mariner Energy, Inc.	3.2	2.6
	46.4
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.9	27.0
Industrials	22.7	28.2
Consumer Discretionary	11.4	10.7
Information Technology	6.7	8.0
Health Care	6.3	6.4
Asset Allocation (% of fund's net assets)
As of October 31, 2007*		As of April 30, 2007**
	Stocks 95.9%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 1.0%
*Foreign investments	19.7%	**Foreign investments	15.5%

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Diversified Consumer Services - 0.0%
Regis Corp.	600	$ 20,160
Hotels, Restaurants & Leisure - 2.8%
Domino's Pizza, Inc.	409,000	6,314,960
Household Durables - 2.3%
Ethan Allen Interiors, Inc.	165,000	5,091,900
Textiles, Apparel & Luxury Goods - 6.3%
K-Swiss, Inc. Class A	119,300	2,791,620
Steven Madden Ltd.	114,600	2,554,434
Timberland Co. Class A (a)	444,448	8,671,180
		14,017,234
TOTAL CONSUMER DISCRETIONARY		25,444,254
CONSUMER STAPLES - 2.3%
Household Products - 2.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	619,200	5,151,744
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Mariner Energy, Inc. (a)	289,530	7,238,250
FINANCIALS - 34.9%
Commercial Banks - 1.2%
Intervest Bancshares Corp. Class A	127,364	2,660,634
Consumer Finance - 7.4%
Dollar Financial Corp. (a)	367,200	12,044,160
EZCORP, Inc. (non-vtg.) Class A (a)	348,400	4,584,944
		16,629,104
Insurance - 18.3%
Aspen Insurance Holdings Ltd.	412,106	11,275,220
Hilb Rogal & Hobbs Co.	122,500	5,398,575
IPC Holdings Ltd.	381,200	11,401,692
Max Capital Group Ltd.	337,100	9,536,559
Montpelier Re Holdings Ltd.	191,700	3,431,430
		41,043,476
Real Estate Management & Development - 0.8%
Move, Inc. (a)	700,000	1,778,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 7.2%
Farmer Mac Class C (non-vtg.)	258,698	$ 7,592,786
Washington Federal, Inc.	351,900	8,501,904
		16,094,690
TOTAL FINANCIALS		78,205,904
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (a)	191,800	3,970,260
Health Care Providers & Services - 4.6%
American Dental Partners, Inc. (a)	167,458	4,151,284
Owens & Minor, Inc.	5,200	210,808
Pediatrix Medical Group, Inc. (a)	90,000	5,895,000
		10,257,092
TOTAL HEALTH CARE		14,227,352
INDUSTRIALS - 22.7%
Building Products - 1.9%
Trex Co., Inc. (a)(c)	384,270	4,165,487
Commercial Services & Supplies - 9.8%
American Reprographics Co. (a)	710,225	14,403,364
Copart, Inc. (a)	64,000	2,456,320
Corporate Executive Board Co.	7,300	520,125
Navigant Consulting, Inc. (a)	348,900	4,598,502
		21,978,311
Electrical Equipment - 1.0%
EnerSys (a)	127,400	2,308,488
Machinery - 6.9%
Columbus McKinnon Corp. (NY Shares) (a)	397,297	13,182,314
Force Protection, Inc. (a)(c)	25,000	447,500
Force Protection, Inc. (a)(d)	100,000	1,790,000
		15,419,814
Road & Rail - 1.8%
Frozen Food Express Industries, Inc.	423,990	2,416,743
P.A.M. Transportation Services, Inc. (a)	97,400	1,622,684
		4,039,427
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.3%
UAP Holding Corp.	91,022	$ 2,897,230
TOTAL INDUSTRIALS		50,808,757
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 2.3%
RADWARE Ltd. (a)	301,700	5,104,764
Electronic Equipment & Instruments - 2.4%
Smart Modular Tech WWH, Inc. (a)	381,500	3,372,460
SYNNEX Corp. (a)	91,300	2,042,381
		5,414,841
Internet Software & Services - 2.0%
j2 Global Communications, Inc. (a)	103,579	3,489,577
Jupitermedia Corp. (a)	180,390	957,871
		4,447,448
TOTAL INFORMATION TECHNOLOGY		14,967,053
MATERIALS - 5.6%
Construction Materials - 1.1%
Eagle Materials, Inc.	64,200	2,536,542
Metals & Mining - 4.5%
Carpenter Technology Corp.	20,700	2,999,637
Compass Minerals International, Inc.	95,700	3,532,287
Olympic Steel, Inc.	136,700	3,558,301
		10,090,225
TOTAL MATERIALS		12,626,767
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
Cogent Communications Group, Inc. (a)	223,800	6,194,784
TOTAL COMMON STOCKS (Cost $201,536,096)		214,864,865
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	12,895,553	$ 12,895,553
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	3,612,175	3,612,175
TOTAL MONEY MARKET FUNDS (Cost $16,507,728)		16,507,728
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $218,043,824)		231,372,593
NET OTHER ASSETS - (3.2)%		(7,269,283)
NET ASSETS - 100%		$ 224,103,310
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,790,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Force Protection, Inc.	12/20/06	$ 1,175,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 109,233
Fidelity Securities Lending Cash Central Fund	161,281
Total	$ 270,514
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.3%
Bermuda	15.9%
Israel	2.3%
Cayman Islands	1.5%
100.0%
Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $1,938,231 all of which will expire on April 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,569,798) - See accompanying schedule: Unaffiliated issuers (cost $201,536,096)	$ 214,864,865
Fidelity Central Funds (cost $16,507,728)	16,507,728
Total Investments (cost $218,043,824)		$ 231,372,593
Cash		7
Receivable for investments sold		859,972
Receivable for fund shares sold		244,176
Dividends receivable		17,050
Distributions receivable from Fidelity Central Funds		86,163
Prepaid expenses		105
Other receivables		95
Total assets		232,580,161

Liabilities
Payable for investments purchased	$ 4,231,807
Payable for fund shares redeemed	428,798
Accrued management fee	109,836
Other affiliated payables	65,072
Other payables and accrued expenses	29,163
Collateral on securities loaned, at value	3,612,175
Total liabilities		8,476,851

Net Assets		$ 224,103,310
Net Assets consist of:
Paid in capital		$ 194,218,014
Undistributed net investment income		889,322
Accumulated undistributed net realized gain (loss) on investments		15,667,205
Net unrealized appreciation (depreciation) on investments		13,328,769
Net Assets, for 13,468,508 shares outstanding		$ 224,103,310
Net Asset Value, offering price and redemption price per share ($224,103,310 ÷ 13,468,508 shares)		$ 16.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2007 (Unaudited)
Investment Income
Dividends		$ 877,081
Special dividends		977,475
Income from Fidelity Central Funds (including $161,281 from security lending)		270,514
Total income		2,125,070

Expenses
Management fee Basic fee	$ 855,539
Performance adjustment	(82,002)
Transfer agent fees	364,278
Accounting and security lending fees	54,591
Custodian fees and expenses	9,685
Independent trustees' compensation	466
Registration fees	17,164
Audit	25,442
Legal	521
Miscellaneous	944
Total expenses before reductions	1,246,628
Expense reductions	(10,880)	1,235,748
Net investment income (loss)		889,322
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17,780,611
Change in net unrealized appreciation (depreciation) on investment securities		(26,697,715)
Net gain (loss)		(8,917,104)
Net increase (decrease) in net assets resulting from operations		$ (8,027,782)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 889,322	$ (295,931)
Net realized gain (loss)	17,780,611	(2,013,115)
Change in net unrealized appreciation (depreciation)	(26,697,715)	17,136,771
Net increase (decrease) in net assets resulting from operations	(8,027,782)	14,827,725
Distributions to shareholders from net realized gain	-	(24,837,115)
Share transactions Proceeds from sales of shares	30,640,665	73,317,965
Reinvestment of distributions	-	24,825,060
Cost of shares redeemed	(44,120,612)	(89,676,542)
Net increase (decrease) in net assets resulting from share transactions	(13,479,947)	8,466,483
Redemption fees	46,949	66,623
Total increase (decrease) in net assets	(21,460,780)	(1,476,284)

Net Assets
Beginning of period	245,564,090	247,040,374
End of period (including undistributed net investment income of $889,322 and undistributed net investment income of $0, respectively)	$ 224,103,310	$ 245,564,090
Other Information Shares
Sold	1,779,706	4,604,503
Issued in reinvestment of distributions	-	1,603,686
Redeemed	(2,601,646)	(5,625,082)
Net increase (decrease)	(821,940)	583,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 18.02	$ 14.65	$ 14.18	$ 10.36	$ 13.95
Income from Investment Operations
Net investment income (loss) D	.06 G	(.02)	(.05)	.04 H	(.08)	(.05)
Net realized and unrealized gain (loss)	(.60)	.97	4.35	.42	3.90	(3.26)
Total from investment operations	(.54)	.95	4.30	.46	3.82	(3.31)
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	(1.79)	(.90)	-	-	(.29)
Total distributions	-	(1.79)	(.94)	-	-	(.29)
Redemption fees added to paid in capital D	- J	-J	.01	.01	-J	.01
Net asset value, end of period	$ 16.64	$ 17.18	$ 18.02	$ 14.65	$ 14.18	$ 10.36
Total Return B, C	(3.14)%	6.36%	30.51%	3.31%	36.87%	(24.06)%
Ratios to Average Net AssetsE, I
Expenses before reductions	1.03%A	1.04%	1.06%	1.16%	1.45%	1.71%
Expenses net of fee waivers, if any	1.03%A	1.04%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.02%A	1.02%	.99%	1.00%	.99%	.86%
Net investment income (loss)	.74%A,G	(.12)%	(.29)%	.29%H	(.63)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,103	$ 245,564	$ 247,040	$ 140,843	$ 91,777	$ 51,469
Portfolio turnover rateF	103%A	106%	191%	94%	151%	242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.49)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

1. Organization.

Fidelity Small Cap Retirement Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,658,498
Unrealized depreciation	(20,304,735)
Net unrealized appreciation (depreciation)	$ 12,353,763
Cost for federal income tax purposes	$ 219,018,830

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,984,079 and $136,209,700, respectively.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,527 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $215 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $10,880.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Retirement Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Retirement Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Retirement Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-USAN-1207
1.784865.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Actual	$ 1,000.00	$ 1,067.30	$ 5.35
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.96	$ 5.23

* Expenses are equal to the Fund's annualized expense ratio of 1.03%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cerner Corp.	3.8	3.6
Arrow Electronics, Inc.	1.8	1.4
The Geo Group, Inc.	1.6	0.7
Clipper Windpower PLC	1.4	0.9
Allscripts Healthcare Solutions, Inc.	1.4	0.4
Ladish Co., Inc.	1.3	1.1
Healthways, Inc.	1.3	0.4
Vestas Wind Systems AS	1.3	2.2
Triumph Group, Inc.	1.3	0.5
Eclipsys Corp.	1.2	0.4
	16.4
Top Five Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.0	29.8
Industrials	22.2	20.2
Health Care	18.3	17.2
Consumer Discretionary	14.0	13.0
Financials	4.1	5.6
Asset Allocation (% of fund's net assets)
As of October 31, 2007 *		As of April 30, 2007 **
	Stocks 92.6%		Stocks 91.5%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 8.5%
* Foreign investments	19.3%	** Foreign investments	21.5%

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.7%
Amerigon, Inc. (a)(e)	1,710,161	$ 33,588
Automobiles - 0.1%
Winnebago Industries, Inc. (d)	188,267	4,854
Diversified Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)(e)	1,185,250	11,343
Nord Anglia Education PLC (a)	1,186,709	9,252
		20,595
Hotels, Restaurants & Leisure - 1.8%
Denny's Corp. (a)	3,108,186	14,981
Famous Dave's of America, Inc. (a)(e)	1,059,388	17,999
Life Time Fitness, Inc. (a)	249,981	15,159
Penn National Gaming, Inc. (a)	628,815	38,829
Six Flags, Inc. (a)(d)	1,206,537	3,909
		90,877
Household Durables - 2.0%
Directed Electronics, Inc. (a)(e)	2,512,865	6,207
Ethan Allen Interiors, Inc. (d)	649,000	20,028
Fourlis Holdings SA	438,791	17,673
Furniture Brands International, Inc. (d)(e)	2,535,252	30,550
Tele Atlas NV (Netherlands) (a)	715,100	28,574
		103,032
Leisure Equipment & Products - 1.7%
Jumbo SA	1,464,400	52,913
Leapfrog Enterprises, Inc. Class A (a)	598,675	4,484
MarineMax, Inc. (a)(d)	528,022	7,519
Trigano SA (d)	369,308	19,353
		84,269
Media - 4.3%
Carmike Cinemas, Inc. (e)	888,642	14,129
Lee Enterprises, Inc.	1,428,561	22,928
Live Nation, Inc. (a)	1,357,863	27,755
National CineMedia, Inc.	564,685	15,201
New Frontier Media, Inc. (e)	2,007,212	12,184
Next Fifteen Communications Group plc (e)	4,012,000	7,090
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,956,297	21,911
Regal Entertainment Group Class A (d)	2,222,383	50,159
Sinclair Broadcast Group, Inc. Class A	3,785,853	45,582
		216,939
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	699,776	$ 23,876
Foot Locker, Inc.	20,200	301
Forzani Group Ltd. Class A (a)	764,410	14,573
Gamestop Corp. Class A (a)	235,176	13,927
Mothers Work, Inc. (a)(d)(e)	439,380	7,048
Penske Auto Group, Inc. (d)	750,100	16,712
Pier 1 Imports, Inc. (a)(d)	1,999,721	10,179
Shoe Carnival, Inc. (a)(e)	799,791	12,781
The Children's Place Retail Stores, Inc. (a)	17,300	443
		99,840
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear, Inc. (a)	960,440	43,994
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	251,778	6,191
		50,185
TOTAL CONSUMER DISCRETIONARY		704,179
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.3%
The Pantry, Inc. (a)	606,086	16,983
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)	248,760	9,279
Personal Products - 0.4%
Sarantis SA (Reg.)	857,202	17,089
TOTAL CONSUMER STAPLES		43,351
ENERGY - 2.5%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	500,000	42,120
ENGlobal Corp. (a)	615,829	8,548
Exterran Holdings, Inc. (a)	219,134	18,451
Hornbeck Offshore Services, Inc. (a)(d)	499,501	19,530
NATCO Group, Inc. Class A (a)	306,292	16,328
Parker Drilling Co. (a)	1,694,893	14,305
		119,282
Oil, Gas & Consumable Fuels - 0.1%
Cabot Oil & Gas Corp.	182,000	7,224
TOTAL ENERGY		126,506
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.1%
Consumer Finance - 0.2%
H&T Group PLC	1,754,280	$ 8,772
Diversified Financial Services - 0.8%
Endeavor Acquisition Corp. (a)(d)(e)	1,172,480	14,422
Freedom Acquisition Holdings, Inc.	1,976,057	26,163
		40,585
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	450,000	21,560
Endurance Specialty Holdings Ltd.	461,000	18,076
IPC Holdings Ltd.	827,752	24,758
Max Capital Group Ltd.	954,890	27,014
Montpelier Re Holdings Ltd.	1,700,000	30,430
Platinum Underwriters Holdings Ltd.	448,100	16,132
		137,970
Real Estate Management & Development - 0.4%
Unite Group PLC	2,195,300	18,998
TOTAL FINANCIALS		206,325
HEALTH CARE - 18.3%
Biotechnology - 0.8%
Alkermes, Inc. (a)	1,129,800	18,303
Indevus Pharmaceuticals, Inc. (a)	2,802,268	21,577
		39,880
Health Care Equipment & Supplies - 3.9%
Accuray, Inc. (d)	1,016,190	20,425
Align Technology, Inc. (a)	800,400	16,568
ArthroCare Corp. (a)	328,519	21,301
BioLase Technology, Inc. (a)(d)(e)	2,365,449	12,087
DJO, Inc. (a)	652,450	32,590
Inverness Medical Innovations, Inc. (a)	333,932	20,066
Kyphon, Inc. (a)	279,474	19,809
Regeneration Technologies, Inc. (a)	1,075,939	11,416
Respironics, Inc. (a)	463,834	23,220
Zoll Medical Corp. (a)	777,130	19,009
		196,491
Health Care Providers & Services - 2.7%
Air Methods Corp. (a)	514,294	27,756
Healthways, Inc. (a)(d)	1,091,113	66,231
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Hooper Holmes, Inc. (a)(e)	6,853,844	$ 15,216
I-trax, Inc. (a)(e)	2,273,463	8,639
ResCare, Inc. (a)	843,275	20,711
		138,553
Health Care Technology - 6.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	2,442,891	67,668
Cerner Corp. (a)(d)	3,232,872	192,547
Eclipsys Corp. (a)(e)	2,707,720	61,086
		321,301
Life Sciences Tools & Services - 4.1%
Covance, Inc. (a)	344,793	28,445
Exelixis, Inc. (a)	1,574,626	17,321
ICON PLC sponsored ADR	1,051,800	61,004
PAREXEL International Corp. (a)	999,295	45,968
Pharmaceutical Product Development, Inc.	354,637	14,980
PRA International (a)(e)	1,238,461	37,389
		205,107
Pharmaceuticals - 0.4%
Alpharma, Inc. Class A	757,797	15,626
Arpida Ltd. (a)(d)	342,675	7,352
		22,978
TOTAL HEALTH CARE		924,310
INDUSTRIALS - 22.2%
Aerospace & Defense - 5.5%
AAR Corp. (a)	409,746	13,132
Alliant Techsystems, Inc. (a)	254,780	28,125
DRS Technologies, Inc.	978,000	56,176
Hexcel Corp. (a)(d)	1,287,100	32,216
Ladish Co., Inc. (a)(e)	1,448,694	66,481
LMI Aerospace, Inc. (a)(e)	657,838	17,637
Triumph Group, Inc. (d)	795,783	63,360
		277,127
Air Freight & Logistics - 1.3%
Forward Air Corp.	1,132,043	36,939
UTI Worldwide, Inc.	1,151,560	29,376
		66,315
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 6.3%
Clean Harbors, Inc. (a)	378,871	$ 18,652
Corrections Corp. of America (a)	1,166,443	32,999
Diamond Management & Technology Consultants, Inc. (e)	2,863,929	30,587
Healthcare Services Group, Inc.	735,662	16,155
Interface, Inc. Class A	1,434,260	27,437
Intermap Technologies Corp. (a)(e)	2,498,900	22,496
Medialink Worldwide, Inc. (a)(d)(e)	602,200	2,535
Navigant Consulting, Inc. (a)	1,645,892	21,693
Team, Inc. (a)	904,122	29,104
The Geo Group, Inc. (a)(e)	2,562,098	81,039
Waste Connections, Inc. (a)	550,060	18,598
Waste Services, Inc. (a)(d)	1,993,577	18,261
		319,556
Construction & Engineering - 1.1%
Bird Construction Income Fund (e)	942,998	27,715
Great Lakes Dredge & Dock Corp. (a)	2,441,895	21,855
Quanta Services, Inc. (a)	147,000	4,851
		54,421
Electrical Equipment - 3.0%
American Superconductor Corp. (a)	295,803	8,031
Carbone Lorraine	250,000	22,373
Composite Technology Corp. (a)	2,750,000	5,748
GrafTech International Ltd. (a)	1,348,623	25,489
REPower Systems AG (a)	13,874	2,714
SGL Carbon AG (a)	275,000	16,044
Vestas Wind Systems AS (a)	713,000	63,613
Xantrex Technology, Inc. (a)	466,400	5,681
		149,693
Machinery - 0.6%
Astec Industries, Inc. (a)	374,770	16,985
Titan International, Inc. (d)	476,657	14,424
		31,409
Marine - 0.4%
Alexander & Baldwin, Inc.	332,002	17,390
Road & Rail - 3.3%
Frozen Food Express Industries, Inc. (e)	1,743,240	9,936
Knight Transportation, Inc. (d)	2,536,167	40,503
Landstar System, Inc.	676,300	28,465
Old Dominion Freight Lines, Inc. (a)	1,031,533	23,302
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	371,412	$ 6,188
Quality Distribution, Inc. (a)(e)	1,473,561	11,464
Universal Truckload Services, Inc. (a)	759,314	13,402
YRC Worldwide, Inc. (a)(d)	1,295,000	31,831
		165,091
Trading Companies & Distributors - 0.4%
UAP Holding Corp.	626,957	19,956
Transportation Infrastructure - 0.3%
Quixote Corp. (e)	889,472	16,268
TOTAL INDUSTRIALS		1,117,226
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 2.3%
Alliance Fiber Optic Products, Inc. (a)(e)	2,919,797	5,927
Avanex Corp. (a)(d)(e)	15,652,259	28,957
Avocent Corp. (a)	858,449	23,204
Balda AG (a)(d)	2,122,848	22,759
Finisar Corp. (a)	7,577,305	17,579
Oplink Communications, Inc. (a)(e)	1,327,596	20,073
		118,499
Computers & Peripherals - 1.7%
ActivIdentity Corp. (a)	1,933,384	8,990
Hutchinson Technology, Inc. (a)	700,266	16,617
Hypercom Corp. (a)(e)	4,745,825	25,675
STEC, Inc. (a)(d)(e)	2,915,477	18,776
TPV Technology Ltd.	22,500,000	15,151
		85,209
Electronic Equipment & Instruments - 5.8%
Arrow Electronics, Inc. (a)	2,281,900	91,230
Benchmark Electronics, Inc. (a)(d)	2,183,084	44,775
DDi Corp. (a)(e)	1,941,845	12,739
FLIR Systems, Inc. (a)	492,400	34,168
Ingram Micro, Inc. Class A (a)	1,235,172	26,235
Insight Enterprises, Inc. (a)(d)	1,222,812	33,799
Itron, Inc. (a)	165,200	17,757
Jabil Circuit, Inc.	722,805	15,707
Smart Modular Tech WWH, Inc. (a)	1,568,940	13,869
		290,279
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.5%
Art Technology Group, Inc. (a)	3,831,018	$ 17,661
CyberSource Corp. (a)(d)(e)	2,571,636	42,046
DealerTrack Holdings, Inc. (a)	228,233	11,204
Goldleaf Financial Solutions, Inc. (a)(e)	1,703,010	4,768
Greenfield Online, Inc. (a)	799,346	12,198
Groupe Open SA (a)(d)(e)	1,036,533	15,918
LBI International AB (a)(d)	1,700,400	9,741
LivePerson, Inc. (a)	2,130,123	12,227
LoopNet, Inc. (a)	1,608,975	30,329
TheStreet.com, Inc.	1,415,604	19,111
		175,203
IT Services - 5.1%
CACI International, Inc. Class A (a)	505,900	27,243
Devoteam SA (e)	591,000	26,372
ExlService Holdings, Inc.	818,528	22,100
Iress Market Technology Ltd. (d)	3,500,000	27,068
Lionbridge Technologies, Inc. (a)(e)	4,521,560	21,025
ManTech International Corp. Class A (a)	990,516	39,383
Perot Systems Corp. Class A (a)	3,347,870	48,879
RDM Corp. (a)(e)	2,061,900	8,298
Sapient Corp. (a)	2,600,775	18,205
SI International, Inc. (a)(e)	668,137	18,848
		257,421
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	399,760	15,627
Semiconductors & Semiconductor Equipment - 5.3%
Atmel Corp. (a)	6,397,551	31,284
Credence Systems Corp. (a)	2,791,034	8,513
Cypress Semiconductor Corp. (a)	679,000	24,817
Fairchild Semiconductor International, Inc. (a)	1,179,500	21,526
FormFactor, Inc. (a)	733,614	28,692
Himax Technologies, Inc. sponsored ADR	6,398,818	24,316
LTX Corp. (a)	2,553,220	8,451
Microsemi Corp. (a)(d)	522,483	13,903
MIPS Technologies, Inc. (a)(d)(e)	4,076,203	32,202
ON Semiconductor Corp. (a)	1,555,071	15,862
PDF Solutions, Inc. (a)(e)	2,748,124	21,710
Rudolph Technologies, Inc. (a)(e)	1,820,984	23,727
Volterra Semiconductor Corp. (a)	1,011,143	12,427
		267,430
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.0%
Ansys, Inc. (a)	481,241	$ 18,677
Business Objects SA sponsored ADR (a)	850,000	50,924
Gameloft (a)	581,060	5,985
Informatica Corp. (a)	751,506	12,836
MacDonald Dettwiler & Associates Ltd. (a)	375,500	17,896
Moldflow Corp. (a)(e)	642,312	9,789
Quality Systems, Inc. (d)	500,752	18,142
SourceForge, Inc. (a)(d)(e)	6,748,418	17,883
		152,132
TOTAL INFORMATION TECHNOLOGY		1,361,800
MATERIALS - 1.3%
Chemicals - 0.3%
Minerals Technologies, Inc.	47,300	3,321
Nippon Parkerizing Co. Ltd.	1,000,000	10,669
		13,990
Metals & Mining - 0.9%
Compass Minerals International, Inc.	1,161,158	42,858
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	153,423	4,299
Stella-Jones, Inc.	69,580	3,151
		7,450
TOTAL MATERIALS		64,298
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc. (a)	814,483	31,863
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 1.7%
Clipper Windpower PLC (a)	5,138,765	71,047
Plambeck Neue Energien AG (a)(d)(e)	4,124,000	16,491
		87,538
TOTAL COMMON STOCKS (Cost $3,997,446)		4,667,396
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc. Series F (a)(g)	461,818	$ 1,893
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (g)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,065)		1,893
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 4.97% (b)	340,392,024	340,392
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	211,917,295	211,917
TOTAL MONEY MARKET FUNDS (Cost $552,309)		552,309
Other - 0.0%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc. bridge loan 10% 5/17/09 (f)(g) (Cost $350)	350,000	350
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $4,561,170)		5,221,948
NET OTHER ASSETS - (3.6)%		(179,415)
NET ASSETS - 100%		$ 5,042,533
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,243,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
LifeMasters Supported SelfCare, Inc. bridge loan 10% 5/17/09	6/8/07	$ 350
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,677
Fidelity Securities Lending Cash Central Fund	1,067
Total	$ 9,744
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Fiber Optic Products, Inc.	$ 6,192	$ 455	$ 756	$ -	$ 5,927
Amerigon, Inc.	27,317	8,153	18,537	-	33,588
Art Technology Group, Inc.	24,607	662	19,149	-	-
Avanex Corp.	-	28,567	-	-	28,957
BioLase Technology, Inc.	12,125	3,822	-	-	12,087
Bird Construction Income Fund	11,962	3,086	-	432	27,715
Carmike Cinemas, Inc.	-	23,099	-	-	14,129
Carriage Services, Inc. Class A	9,683	-	-	-	11,343
Cerner Corp.	178,736	44,445	54,124	-	-
Cholestech Corp.	-	-	-	-	-
CyberSource Corp.	27,285	7,122	-	-	42,046
DDi Corp.	-	12,807	-	-	12,739
Devoteam SA	28,146	-	-	168	26,372
Diamond Management & Technology Consultants, Inc.	24,577	6,390	-	-	30,587
Directed Electronics, Inc.	19,792	4,624	-	-	6,207
Eclipsys Corp.	20,635	41,554	4,793	-	61,086
Endeavor Acquisition Corp.	18,861	-	6,499	-	14,422
Famous Dave's of America, Inc.	20,192	-	-	-	17,999
First Consulting Group, Inc.	22,337	-	19,164	-	-
Frozen Food Express Industries, Inc.	-	16,533	-	72	9,936
Furniture Brands International, Inc.	29,860	7,248	-	655	30,550
Goldleaf Financial Solutions, Inc.	10,935	33	-	-	4,768
Groupe Open SA	14,328	4,859	-	-	15,918
Hooper Holmes, Inc.	17,937	9,375	-	-	15,216
Hypercom Corp.	26,062	1,532	-	-	25,675
I-trax, Inc.	9,093	921	-	-	8,639
Insight Enterprises, Inc.	39,014	9,800	32,726	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Intermap Technologies Corp.	$ 14,117	$ -	$ -	$ -	$ 22,496
Kendle International, Inc.	27,414	-	30,065	-	-
Ladish Co., Inc.	54,589	5,828	-	-	66,481
Lionbridge Technologies, Inc.	22,970	-	-	-	21,025
LMI Aerospace, Inc.	12,802	-	-	-	17,637
Medialink Worldwide, Inc.	3,065	-	-	-	2,535
MIPS Technologies, Inc.	32,389	2,351	-	-	32,202
Moldflow Corp.	17,267	-	8,152	-	9,789
Mothers Work, Inc.	11,804	1,861	-	-	7,048
NATCO Group, Inc. Class A	57,565	-	54,137	-	-
New Frontier Media, Inc.	9,395	7,893	-	372	12,184
Next Fifteen Communications Group plc	7,661	-	-	-	7,090
Oplink Communications, Inc.	20,910	15,848	13,166	-	20,073
PAREXEL International Corp.	57,976	9,071	29,051	-	-
PDF Solutions, Inc.	30,861	-	-	-	21,710
Phase Forward, Inc.	32,296	-	34,069	-	-
Plambeck Neue Energien AG	19,338	5,882	4,672	-	16,491
PRA International	18,927	10,142	-	-	37,389
Quality Distribution, Inc.	4,200	8,741	-	-	11,464
Quixote Corp.	17,789	-	-	169	16,268
RDM Corp.	-	8,171	-	-	8,298
Regeneration Technologies, Inc.	23,933	-	18,219	-	-
Rudolph Technologies, Inc.	31,448	-	-	-	23,727
Shoe Carnival, Inc.	18,942	3,096	-	-	12,781
SI International, Inc.	17,679	-	-	-	18,848
Skechers U.S.A., Inc. Class A (sub. vtg.)	56,258	15,128	49,806	-	-
SourceForge, Inc. (formerly VA Software Corp.)	24,497	-	-	-	17,883
STEC, Inc.	29,031	11,181	15,501	-	18,776
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Team, Inc.	$ 25,904	$ -	$ 13,751	$ -	$ -
The Geo Group, Inc.	32,596	67,379	34,891	-	81,039
TheStreet.com, Inc.	20,193	3,605	10,198	85	-
Triumph Group, Inc.	25,191	60,180	42,806	67	-
VA Software Corp.	24,497	-	-	-	-
Xyratex Ltd.	41,764	-	41,565	-	-
Total	$ 1,444,944	$ 471,444	$ 555,797	$ 2,020	$ 959,140
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.7%
Bermuda	3.0%
Canada	2.9%
France	2.7%
United Kingdom	2.3%
Greece	1.8%
Denmark	1.3%
Ireland	1.2%
Germany	1.1%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $207,937) - See accompanying schedule: Unaffiliated issuers (cost $3,024,588)	$ 3,710,499
Fidelity Central Funds (cost $552,309)	552,309
Other affiliated issuers (cost $984,273)	959,140
Total Investments (cost $4,561,170)		$ 5,221,948
Cash		67
Foreign currency held at value (cost $6,344)		6,344
Receivable for investments sold		90,164
Receivable for fund shares sold		4,682
Dividends receivable		446
Distributions receivable from Fidelity Central Funds		1,434
Prepaid expenses		2
Other receivables		65
Total assets		5,325,152

Liabilities
Payable for investments purchased	$ 48,907
Payable for fund shares redeemed	17,172
Accrued management fee	3,476
Other affiliated payables	1,039
Other payables and accrued expenses	108
Collateral on securities loaned, at value	211,917
Total liabilities		282,619

Net Assets		$ 5,042,533
Net Assets consist of:
Paid in capital		$ 3,929,075
Accumulated net investment loss		(5,009)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		457,938
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		660,529
Net Assets, for 248,232 shares outstanding		$ 5,042,533
Net Asset Value, offering price and redemption price per share ($5,042,533 ÷ 248,232 shares)		$ 20.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)

Investment Income
Dividends (including $2,020 earned from other affiliated issuers)		$ 10,757
Interest		33
Income from Fidelity Central Funds (including $1,067 from security lending)		9,744
Total income		20,534

Expenses
Management fee Basic fee	$ 17,718
Performance adjustment	1,465
Transfer agent fees	5,760
Accounting and security lending fees	567
Custodian fees and expenses	269
Independent trustees' compensation	9
Registration fees	22
Audit	36
Legal	10
Miscellaneous	21
Total expenses before reductions	25,877
Expense reductions	(334)	25,543
Net investment income (loss)		(5,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	402,724
Other affiliated issuers	66,922
Foreign currency transactions	125
Total net realized gain (loss)		469,771
Change in net unrealized appreciation (depreciation) on: Investment securities	(136,181)
Assets and liabilities in foreign currencies	(190)
Total change in net unrealized appreciation (depreciation)		(136,371)
Net gain (loss)		333,400
Net increase (decrease) in net assets resulting from operations		$ 328,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,009)	$ (15,143)
Net realized gain (loss)	469,771	452,548
Change in net unrealized appreciation (depreciation)	(136,371)	(228,518)
Net increase (decrease) in net assets resulting from operations	328,391	208,887
Distributions to shareholders from net realized gain	(347,225)	(378,389)
Share transactions Proceeds from sales of shares	329,353	825,158
Reinvestment of distributions	339,303	369,110
Cost of shares redeemed	(593,172)	(1,199,204)
Net increase (decrease) in net assets resulting from share transactions	75,484	(4,936)
Redemption fees	455	948
Total increase (decrease) in net assets	57,105	(173,490)

Net Assets
Beginning of period	4,985,428	5,158,918
End of period (including accumulated net investment loss of $5,009 and undistributed net investment income of $0, respectively)	$ 5,042,533	$ 4,985,428
Other Information Shares
Sold	16,527	43,490
Issued in reinvestment of distributions	16,982	19,628
Redeemed	(29,641)	(64,160)
Net increase (decrease)	3,868	(1,042)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.40	$ 21.02	$ 16.74	$ 17.26	$ 11.86	$ 15.11
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.04)	(.04)	(.05) G	.01
Net realized and unrealized gain (loss)	1.37	.96	5.58	.84	5.51	(2.98)
Total from investment operations	1.35	.90	5.54	.80	5.46	(2.97)
Distributions from net realized gain	(1.44)	(1.52)	(1.26)	(1.33)	(.07)	(.31)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.03
Net asset value, end of period	$ 20.31	$ 20.40	$ 21.02	$ 16.74	$ 17.26	$ 11.86
Total Return B, C	6.73%	4.98%	34.68%	4.63%	46.15%	(19.78)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	.96%	.98%	1.07%	1.13%	1.20%
Expenses net of fee waivers, if any	1.03% A	.96%	.98%	1.07%	1.13%	1.20%
Expenses net of all reductions	1.02% A	.94%	.93%	1.00%	1.08%	1.10%
Net investment income (loss)	(.20)% A	(.32)%	(.23)%	(.23)%	(.34)%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 5,043	$ 4,985	$ 5,159	$ 3,994	$ 3,319	$ 1,413
Portfolio turnover rate F	115% A	115%	107%	99%	96%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 987,234
Unrealized depreciation	(332,132)
Net unrealized appreciation (depreciation)	$ 655,102
Cost for federal income tax purposes	$ 4,566,846

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,682,659 and $2,907,300, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $131 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $141 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $73 and $120 respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SLCX-USAN-1207
1.784863.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

500 Index

Fund -
Investor Class
Fidelity Advantage Class

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Investor Class
Actual	$ 1,000.00	$ 1,054.60	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,054.80	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.78	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	3.4
General Electric Co.	3.0	2.8
Microsoft Corp.	2.1	1.9
AT&T, Inc.	1.8	1.8
Procter & Gamble Co.	1.6	1.5
Bank of America Corp.	1.5	1.7
Citigroup, Inc.	1.5	2.0
Cisco Systems, Inc.	1.5	1.2
Chevron Corp.	1.4	1.2
Johnson & Johnson	1.4	1.4
	19.5
Market Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	21.2
Information Technology	16.7	14.7
Energy	11.6	10.0
Health Care	11.5	12.0
Industrials	11.3	10.8
Consumer Staples	9.4	9.3
Consumer Discretionary	8.9	10.1
Telecommunication Services	3.6	3.5
Utilities	3.3	3.7
Materials	3.3	3.0

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Johnson Controls, Inc.	792,141	$ 34,632
The Goodyear Tire & Rubber Co. (a)	281,384	8,484
		43,116
Automobiles - 0.4%
Ford Motor Co. (a)(d)	2,799,961	24,836
General Motors Corp. (d)	754,629	29,574
Harley-Davidson, Inc.	334,993	17,252
		71,662
Distributors - 0.0%
Genuine Parts Co.	226,614	11,120
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	189,491	15,019
H&R Block, Inc.	432,922	9,438
		24,457
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	581,902	27,920
Darden Restaurants, Inc.	188,941	8,124
Harrah's Entertainment, Inc.	249,697	22,036
International Game Technology	447,547	19,518
Marriott International, Inc. Class A	426,145	17,519
McDonald's Corp.	1,589,314	94,882
Starbucks Corp. (a)	993,917	26,518
Starwood Hotels & Resorts Worldwide, Inc.	279,824	15,911
Wendy's International, Inc.	116,469	4,048
Wyndham Worldwide Corp.	238,169	7,819
Yum! Brands, Inc.	693,411	27,924
		272,219
Household Durables - 0.5%
Black & Decker Corp.	87,613	7,877
Centex Corp.	159,989	4,009
D.R. Horton, Inc.	364,413	4,624
Fortune Brands, Inc.	204,267	17,111
Harman International Industries, Inc.	87,002	7,326
KB Home	102,661	2,838
Leggett & Platt, Inc. (d)	232,975	4,527
Lennar Corp. Class A	185,945	4,249
Newell Rubbermaid, Inc.	368,466	10,744
Pulte Homes, Inc.	283,253	4,203
Snap-On, Inc.	77,250	3,856
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	109,472	$ 6,300
Whirlpool Corp.	104,019	8,236
		85,900
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	407,566	36,335
Expedia, Inc. (a)	272,515	8,900
IAC/InterActiveCorp (a)	254,790	7,506
		52,741
Leisure Equipment & Products - 0.2%
Brunswick Corp.	118,564	2,645
Eastman Kodak Co.	382,735	10,969
Hasbro, Inc.	213,342	6,368
Mattel, Inc.	526,228	10,993
		30,975
Media - 2.9%
CBS Corp. Class B	913,402	26,215
Clear Channel Communications, Inc.	664,030	25,080
Comcast Corp. Class A (a)	4,121,551	86,759
Dow Jones & Co., Inc.	87,012	5,204
E.W. Scripps Co. Class A	119,687	5,387
Gannett Co., Inc.	310,584	13,172
Interpublic Group of Companies, Inc. (a)(d)	628,731	6,507
McGraw-Hill Companies, Inc.	451,948	22,615
Meredith Corp.	51,315	3,194
News Corp. Class A	3,087,234	66,900
Omnicom Group, Inc.	437,812	22,320
The DIRECTV Group, Inc. (a)	1,012,950	26,823
The New York Times Co. Class A (d)	191,930	3,754
The Walt Disney Co.	2,588,363	89,635
Time Warner, Inc.	4,973,296	90,812
Tribune Co.	102,659	3,106
Viacom, Inc. Class B (non-vtg.) (a)	915,654	37,807
		535,290
Multiline Retail - 0.9%
Big Lots, Inc. (d)	135,723	3,255
Dillard's, Inc. Class A (d)	81,141	1,869
Family Dollar Stores, Inc.	194,148	4,922
JCPenney Co., Inc.	295,574	16,623
Kohl's Corp. (a)	423,793	23,296
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	578,141	$ 18,518
Nordstrom, Inc. (d)	263,804	10,404
Sears Holdings Corp. (a)(d)	100,960	13,608
Target Corp.	1,129,005	69,276
		161,771
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	115,581	9,154
AutoNation, Inc. (a)(d)	183,926	3,254
AutoZone, Inc. (a)(d)	61,019	7,591
Bed Bath & Beyond, Inc. (a)	361,861	12,282
Best Buy Co., Inc.	467,815	22,698
Circuit City Stores, Inc.	224,736	1,782
Gap, Inc.	659,984	12,474
Home Depot, Inc.	2,251,836	70,955
Limited Brands, Inc.	425,189	9,358
Lowe's Companies, Inc.	1,971,822	53,022
Office Depot, Inc. (a)	363,759	6,824
OfficeMax, Inc.	100,455	3,179
RadioShack Corp.	183,737	3,789
Sherwin-Williams Co.	144,796	9,255
Staples, Inc.	952,080	22,222
Tiffany & Co., Inc.	182,329	9,879
TJX Companies, Inc.	592,936	17,154
		274,872
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	497,547	18,190
Jones Apparel Group, Inc.	124,612	2,609
Liz Claiborne, Inc.	136,375	3,883
NIKE, Inc. Class B	515,591	34,163
Polo Ralph Lauren Corp. Class A	79,882	5,496
VF Corp.	118,516	10,326
		74,667
TOTAL CONSUMER DISCRETIONARY		1,638,790
CONSUMER STAPLES - 9.4%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	999,603	51,260
Brown-Forman Corp. Class B (non-vtg.)	115,319	8,531
Coca-Cola Enterprises, Inc.	380,141	9,811
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	258,740	$ 6,500
Molson Coors Brewing Co. Class B	181,784	10,403
Pepsi Bottling Group, Inc.	186,860	8,050
PepsiCo, Inc.	2,154,769	158,850
The Coca-Cola Co.	2,653,376	163,873
		417,278
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	584,023	39,281
CVS Caremark Corp.	1,974,896	82,491
Kroger Co.	943,503	27,730
Safeway, Inc.	585,572	19,909
SUPERVALU, Inc.	280,184	10,857
Sysco Corp.	813,442	27,893
Wal-Mart Stores, Inc.	3,200,913	144,713
Walgreen Co.	1,325,102	52,540
Whole Foods Market, Inc.	185,349	9,182
		414,596
Food Products - 1.4%
Archer-Daniels-Midland Co.	858,267	30,709
Campbell Soup Co.	299,677	11,082
ConAgra Foods, Inc.	653,194	15,500
Dean Foods Co.	172,727	4,797
General Mills, Inc.	440,330	25,420
H.J. Heinz Co.	425,603	19,910
Hershey Co.	225,446	9,719
Kellogg Co.	353,823	18,678
Kraft Foods, Inc. Class A	2,102,658	70,250
McCormick & Co., Inc. (non-vtg.)	172,952	6,059
Sara Lee Corp.	966,209	15,981
Tyson Foods, Inc. Class A	366,836	5,796
Wm. Wrigley Jr. Co. (d)	289,710	17,866
		251,767
Household Products - 2.1%
Clorox Co.	184,528	11,546
Colgate-Palmolive Co.	680,050	51,867
Kimberly-Clark Corp.	567,584	40,236
Procter & Gamble Co.	4,161,748	289,325
		392,974
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	576,966	$ 23,644
Estee Lauder Companies, Inc. Class A	152,855	6,710
		30,354
Tobacco - 1.2%
Altria Group, Inc.	2,807,449	204,747
Reynolds American, Inc.	228,168	14,701
UST, Inc.	212,535	11,332
		230,780
TOTAL CONSUMER STAPLES		1,737,749
ENERGY - 11.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	426,152	36,956
BJ Services Co.	388,896	9,796
ENSCO International, Inc.	197,369	10,952
Halliburton Co.	1,187,100	46,795
Nabors Industries Ltd. (a)	374,982	10,529
National Oilwell Varco, Inc. (a)	475,030	34,791
Noble Corp.	358,051	18,959
Rowan Companies, Inc.	147,376	5,745
Schlumberger Ltd. (NY Shares)	1,589,702	153,518
Smith International, Inc.	267,412	17,663
Transocean, Inc. (a)	385,777	46,050
Weatherford International Ltd. (a)	449,405	29,171
		420,925
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	618,644	36,512
Apache Corp.	442,755	45,962
Chesapeake Energy Corp.	547,175	21,602
Chevron Corp.	2,842,790	260,144
ConocoPhillips	2,169,971	184,361
CONSOL Energy, Inc.	243,141	13,737
Devon Energy Corp.	594,773	55,552
El Paso Corp.	934,250	16,499
EOG Resources, Inc.	326,465	28,925
Exxon Mobil Corp.	7,396,343	680,398
Hess Corp.	368,936	26,420
Marathon Oil Corp.	954,048	56,413
Murphy Oil Corp.	251,382	18,509
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	228,196	$ 17,466
Occidental Petroleum Corp.	1,107,857	76,498
Peabody Energy Corp.	354,072	19,740
Spectra Energy Corp.	842,985	21,901
Sunoco, Inc.	160,509	11,813
Tesoro Corp.	182,479	11,045
Valero Energy Corp.	738,563	52,017
Williams Companies, Inc.	800,454	29,209
XTO Energy, Inc.	514,524	34,154
		1,718,877
TOTAL ENERGY		2,139,802
FINANCIALS - 18.9%
Capital Markets - 3.5%
American Capital Strategies Ltd. (d)	250,622	10,880
Ameriprise Financial, Inc.	313,770	19,761
Bank New York Mellon Corp.	1,517,407	74,125
Bear Stearns Companies, Inc.	154,860	17,592
Charles Schwab Corp.	1,263,922	29,374
E*TRADE Financial Corp. (a)	567,111	6,318
Federated Investors, Inc. Class B (non-vtg.)	116,750	5,020
Franklin Resources, Inc.	216,470	28,072
Goldman Sachs Group, Inc.	540,970	134,117
Janus Capital Group, Inc.	210,488	7,264
Legg Mason, Inc.	177,054	14,685
Lehman Brothers Holdings, Inc.	707,842	44,835
Merrill Lynch & Co., Inc.	1,149,418	75,885
Morgan Stanley	1,403,646	94,409
Northern Trust Corp.	255,354	19,205
State Street Corp.	519,448	41,436
T. Rowe Price Group, Inc.	353,618	22,716
		645,694
Commercial Banks - 3.2%
BB&T Corp.	736,063	27,212
Comerica, Inc.	204,050	9,525
Commerce Bancorp, Inc.	256,371	10,447
Fifth Third Bancorp	714,391	22,346
First Horizon National Corp. (d)	168,346	4,390
Huntington Bancshares, Inc.	487,988	8,740
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	519,242	$ 14,772
M&T Bank Corp.	100,021	9,950
Marshall & Ilsley Corp.	355,454	15,178
National City Corp.	844,527	20,480
PNC Financial Services Group, Inc.	456,082	32,911
Regions Financial Corp.	938,735	25,458
SunTrust Banks, Inc.	465,487	33,794
Synovus Financial Corp.	436,634	11,510
U.S. Bancorp, Delaware	2,302,329	76,345
Wachovia Corp.	2,537,808	116,054
Wells Fargo & Co.	4,457,410	151,597
Zions Bancorp	143,463	8,480
		599,189
Consumer Finance - 0.9%
American Express Co.	1,577,462	96,146
Capital One Financial Corp.	557,013	36,534
Discover Financial Services	636,429	12,283
SLM Corp.	550,256	25,950
		170,913
Diversified Financial Services - 4.9%
Bank of America Corp.	5,917,532	285,698
CIT Group, Inc.	254,444	8,967
Citigroup, Inc.	6,633,927	277,962
CME Group, Inc.	70,841	47,198
IntercontinentalExchange, Inc. (a)	92,401	16,466
JPMorgan Chase & Co.	4,512,671	212,096
Leucadia National Corp. (d)	219,561	11,123
Moody's Corp.	295,422	12,916
NYSE Euronext	352,063	33,048
		905,474
Insurance - 4.3%
ACE Ltd.	438,757	26,593
AFLAC, Inc.	651,427	40,897
Allstate Corp.	780,133	40,879
AMBAC Financial Group, Inc.	135,668	4,997
American International Group, Inc.	3,419,799	215,858
Aon Corp.	390,438	17,695
Assurant, Inc.	128,678	7,520
Cincinnati Financial Corp.	229,374	9,124
Genworth Financial, Inc. Class A (non-vtg.)	590,346	16,116
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	423,651	$ 41,107
Lincoln National Corp.	360,979	22,514
Loews Corp.	592,880	29,104
Marsh & McLennan Companies, Inc.	722,796	18,713
MBIA, Inc. (d)	168,756	7,263
MetLife, Inc.	990,672	68,208
Principal Financial Group, Inc.	354,218	23,970
Progressive Corp.	965,640	17,864
Prudential Financial, Inc.	612,110	59,203
SAFECO Corp.	138,825	8,038
The Chubb Corp.	524,506	27,982
The Travelers Companies, Inc.	875,512	45,710
Torchmark Corp.	127,615	8,315
Unum Group	481,149	11,230
XL Capital Ltd. Class A	242,369	17,438
		786,338
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	129,010	6,029
AvalonBay Communities, Inc.	106,334	13,042
Boston Properties, Inc.	158,742	17,198
Developers Diversified Realty Corp.	165,628	8,348
Equity Residential (SBI)	369,580	15,441
General Growth Properties, Inc.	327,503	17,803
Host Hotels & Resorts, Inc.	696,481	15,434
Kimco Realty Corp.	336,362	13,966
Plum Creek Timber Co., Inc.	232,810	10,400
ProLogis Trust	342,684	24,584
Public Storage	165,996	13,441
Simon Property Group, Inc.	297,917	31,016
Vornado Realty Trust	178,388	19,930
		206,632
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	262,951	6,411
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. (d)	768,160	11,922
Fannie Mae	1,298,169	74,048
Freddie Mac	867,006	45,284
Hudson City Bancorp, Inc.	709,234	11,107
MGIC Investment Corp.	109,292	2,116
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc.	479,236	$ 6,915
Washington Mutual, Inc.	1,167,839	32,559
		183,951
TOTAL FINANCIALS		3,504,602
HEALTH CARE - 11.5%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,449,249	84,216
Biogen Idec, Inc. (a)	383,970	28,583
Celgene Corp. (a)(d)	510,398	33,686
Genzyme Corp. (a)	351,663	26,716
Gilead Sciences, Inc. (a)	1,235,367	57,062
		230,263
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	859,794	51,596
Becton, Dickinson & Co.	324,577	27,089
Boston Scientific Corp. (a)	1,779,111	24,676
C.R. Bard, Inc.	137,837	11,525
Covidien Ltd.	663,020	27,582
Hospira, Inc. (a)	209,506	8,659
Medtronic, Inc.	1,512,435	71,750
St. Jude Medical, Inc. (a)	454,619	18,517
Stryker Corp.	316,411	22,465
Varian Medical Systems, Inc. (a)	168,585	8,222
Zimmer Holdings, Inc. (a)	314,963	21,887
		293,968
Health Care Providers & Services - 2.2%
Aetna, Inc.	681,989	38,307
AmerisourceBergen Corp.	240,276	11,319
Cardinal Health, Inc.	486,127	33,071
CIGNA Corp.	377,217	19,800
Coventry Health Care, Inc. (a)	208,431	12,570
Express Scripts, Inc. (a)	343,863	21,698
Humana, Inc. (a)	224,791	16,848
Laboratory Corp. of America Holdings (a)	156,428	10,754
Manor Care, Inc.	97,618	6,499
McKesson Corp.	394,737	26,092
Medco Health Solutions, Inc. (a)	361,101	34,081
Patterson Companies, Inc. (a)	186,631	7,299
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	208,463	$ 11,086
Tenet Healthcare Corp. (a)	631,932	2,218
UnitedHealth Group, Inc.	1,766,822	86,839
WellPoint, Inc. (a)	761,617	60,343
		398,824
Health Care Technology - 0.0%
IMS Health, Inc.	260,009	6,555
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	244,559	9,083
Millipore Corp. (a)	71,948	5,587
PerkinElmer, Inc.	161,765	4,452
Thermo Fisher Scientific, Inc. (a)	568,875	33,456
Waters Corp. (a)	133,101	10,246
		62,824
Pharmaceuticals - 6.1%
Abbott Laboratories	2,060,974	112,570
Allergan, Inc.	410,090	27,714
Barr Pharmaceuticals, Inc. (a)	142,975	8,195
Bristol-Myers Squibb Co.	2,637,685	79,104
Eli Lilly & Co.	1,316,004	71,262
Forest Laboratories, Inc. (a)	421,609	16,472
Johnson & Johnson	3,860,038	251,559
King Pharmaceuticals, Inc. (a)	325,610	3,451
Merck & Co., Inc.	2,902,339	169,090
Mylan, Inc.	331,796	4,990
Pfizer, Inc.	9,237,802	227,342
Schering-Plough Corp.	2,159,581	65,910
Watson Pharmaceuticals, Inc. (a)	136,694	4,177
Wyeth	1,793,176	87,202
		1,129,038
TOTAL HEALTH CARE		2,121,472
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	541,041	49,213
Goodrich Corp.	167,022	11,635
Honeywell International, Inc.	998,040	60,292
L-3 Communications Holdings, Inc.	168,086	18,429
Lockheed Martin Corp.	463,038	50,953
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	458,328	$ 38,325
Precision Castparts Corp.	183,840	27,541
Raytheon Co.	583,218	37,098
Rockwell Collins, Inc.	222,267	16,628
The Boeing Co.	1,045,137	103,040
United Technologies Corp.	1,322,616	101,299
		514,453
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	230,175	11,490
Expeditors International of Washington, Inc.	284,045	14,387
FedEx Corp.	411,766	42,552
United Parcel Service, Inc. Class B	1,399,970	105,138
		173,567
Airlines - 0.1%
Southwest Airlines Co.	996,600	14,162
Building Products - 0.1%
American Standard Companies, Inc.	242,015	9,020
Masco Corp.	489,608	11,790
		20,810
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	384,557	4,861
Avery Dennison Corp.	142,000	8,222
Cintas Corp.	179,895	6,584
Equifax, Inc.	190,301	7,327
Monster Worldwide, Inc. (a)	176,510	7,163
Pitney Bowes, Inc.	293,222	11,741
R.R. Donnelley & Sons Co.	296,186	11,933
Robert Half International, Inc.	218,621	6,578
Waste Management, Inc.	692,269	25,192
		89,601
Construction & Engineering - 0.2%
Fluor Corp.	117,772	18,608
Jacobs Engineering Group, Inc. (a)	159,885	13,934
		32,542
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	244,968	12,834
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	1,056,221	$ 55,209
Rockwell Automation, Inc.	203,448	14,013
		82,056
Industrial Conglomerates - 3.8%
3M Co.	954,587	82,438
General Electric Co.	13,664,020	562,411
Textron, Inc.	333,006	23,047
Tyco International Ltd.	662,966	27,294
		695,190
Machinery - 1.7%
Caterpillar, Inc.	852,360	63,595
Cummins, Inc.	138,754	16,645
Danaher Corp.	328,781	28,167
Deere & Co.	295,890	45,833
Dover Corp.	272,817	12,550
Eaton Corp.	194,302	17,988
Illinois Tool Works, Inc.	559,496	32,037
Ingersoll-Rand Co. Ltd. Class A	382,278	19,248
ITT Corp.	241,486	16,160
PACCAR, Inc.	497,289	27,629
Pall Corp.	163,493	6,551
Parker Hannifin Corp.	232,380	18,676
Terex Corp. (a)	135,891	10,086
		315,165
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	400,613	34,913
CSX Corp.	585,453	26,211
Norfolk Southern Corp.	524,897	27,111
Ryder System, Inc.	79,782	3,818
Union Pacific Corp.	355,268	45,489
		137,542
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	95,661	8,602
TOTAL INDUSTRIALS		2,083,690
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.8%
Ciena Corp. (a)(d)	114,639	5,487
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	8,122,631	$ 268,534
Corning, Inc.	2,097,710	50,911
JDS Uniphase Corp. (a)	282,257	4,307
Juniper Networks, Inc. (a)(d)	685,590	24,681
Motorola, Inc.	3,086,687	57,999
QUALCOMM, Inc.	2,232,711	95,404
Tellabs, Inc. (a)	584,495	5,149
		512,472
Computers & Peripherals - 4.6%
Apple, Inc. (a)	1,159,729	220,291
Dell, Inc. (a)	3,029,362	92,698
EMC Corp. (a)	2,796,888	71,013
Hewlett-Packard Co.	3,438,033	177,678
International Business Machines Corp.	1,814,201	210,665
Lexmark International, Inc. Class A (a)	126,023	5,292
Network Appliance, Inc. (a)	474,512	14,942
QLogic Corp. (a)	195,951	3,043
SanDisk Corp. (a)	303,846	13,491
Sun Microsystems, Inc. (a)	4,717,535	26,937
Teradata Corp. (a)	240,710	6,867
		842,917
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	515,490	18,996
Jabil Circuit, Inc.	276,791	6,015
Molex, Inc.	191,496	5,469
Tektronix, Inc.	101,254	3,832
Tyco Electronics Ltd.	663,043	23,651
		57,963
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	220,842	8,655
eBay, Inc. (a)	1,521,470	54,925
Google, Inc. Class A (sub. vtg.) (a)	308,028	217,776
VeriSign, Inc. (a)(d)	325,176	11,085
Yahoo!, Inc. (a)	1,796,560	55,873
		348,314
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	132,770	6,726
Automatic Data Processing, Inc.	708,207	35,099
Cognizant Technology Solutions Corp. Class A (a)	385,678	15,990
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	232,032	$ 13,548
Convergys Corp. (a)	180,810	3,314
Electronic Data Systems Corp.	678,698	14,653
Fidelity National Information Services, Inc.	226,556	10,449
Fiserv, Inc. (a)	222,540	12,329
Paychex, Inc.	453,629	18,953
The Western Union Co.	1,030,395	22,710
Unisys Corp. (a)	466,682	2,837
		156,608
Office Electronics - 0.1%
Xerox Corp. (a)	1,248,032	21,766
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	733,465	9,594
Altera Corp.	474,850	9,317
Analog Devices, Inc.	414,988	13,885
Applied Materials, Inc.	1,837,803	35,690
Broadcom Corp. Class A (a)	625,584	20,363
Intel Corp.	7,788,063	209,499
KLA-Tencor Corp.	257,585	13,562
Linear Technology Corp.	296,049	9,776
LSI Corp. (a)	954,919	6,302
MEMC Electronic Materials, Inc. (a)	300,170	21,978
Microchip Technology, Inc.	289,972	9,618
Micron Technology, Inc. (a)(d)	1,009,342	10,608
National Semiconductor Corp.	320,592	8,060
Novellus Systems, Inc. (a)	165,119	4,691
NVIDIA Corp. (a)(d)	731,881	25,894
Teradyne, Inc. (a)	252,940	3,121
Texas Instruments, Inc.	1,905,788	62,129
Xilinx, Inc.	394,607	9,628
		483,715
Software - 3.6%
Adobe Systems, Inc. (a)	784,723	37,588
Autodesk, Inc. (a)	306,722	14,999
BMC Software, Inc. (a)	268,315	9,080
CA, Inc.	518,287	13,709
Citrix Systems, Inc. (a)	239,716	10,305
Compuware Corp. (a)	404,115	4,041
Electronic Arts, Inc. (a)	414,792	25,352
Intuit, Inc. (a)	451,946	14,539
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	10,752,493	$ 395,799
Novell, Inc. (a)	466,554	3,527
Oracle Corp. (a)	5,250,325	116,400
Symantec Corp. (a)	1,199,438	22,525
		667,864
TOTAL INFORMATION TECHNOLOGY		3,091,619
MATERIALS - 3.3%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	288,149	28,195
Ashland, Inc.	74,553	4,378
Dow Chemical Co.	1,266,973	57,064
E.I. du Pont de Nemours & Co.	1,227,591	60,778
Eastman Chemical Co.	112,081	7,463
Ecolab, Inc.	232,259	10,956
Hercules, Inc.	154,694	2,910
International Flavors & Fragrances, Inc.	108,753	5,678
Monsanto Co.	727,412	71,017
PPG Industries, Inc.	218,775	16,351
Praxair, Inc.	426,550	36,461
Rohm & Haas Co.	169,350	8,786
Sigma Aldrich Corp.	175,098	9,047
		319,084
Construction Materials - 0.1%
Vulcan Materials Co.	127,423	10,896
Containers & Packaging - 0.1%
Ball Corp.	136,575	6,771
Bemis Co., Inc.	139,368	3,925
Pactiv Corp. (a)	174,327	4,789
Sealed Air Corp.	215,387	5,370
Temple-Inland, Inc.	141,325	7,585
		28,440
Metals & Mining - 1.1%
Alcoa, Inc.	1,178,923	46,674
Allegheny Technologies, Inc.	136,315	13,927
Freeport-McMoRan Copper & Gold, Inc. Class B	509,063	59,907
Newmont Mining Corp.	602,160	30,626
Nucor Corp.	383,936	23,812
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (a)	116,798	$ 4,111
United States Steel Corp.	157,648	17,010
		196,067
Paper & Forest Products - 0.3%
International Paper Co.	572,947	21,176
MeadWestvaco Corp.	244,605	8,229
Weyerhaeuser Co.	287,862	21,852
		51,257
TOTAL MATERIALS		605,744
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	8,133,420	339,896
CenturyTel, Inc.	149,251	6,575
Citizens Communications Co.	453,748	5,971
Embarq Corp.	203,470	10,768
Qwest Communications International, Inc. (a)	2,130,621	15,298
Verizon Communications, Inc.	3,870,748	178,325
Windstream Corp.	636,642	8,563
		565,396
Wireless Telecommunication Services - 0.5%
ALLTEL Corp.	467,296	33,248
Sprint Nextel Corp.	3,796,170	64,915
		98,163
TOTAL TELECOMMUNICATION SERVICES		663,559
UTILITIES - 3.3%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	221,469	13,434
American Electric Power Co., Inc.	532,367	25,665
Duke Energy Corp.	1,680,605	32,217
Edison International	434,493	25,266
Entergy Corp.	260,956	31,281
Exelon Corp.	899,057	74,424
FirstEnergy Corp.	406,520	28,334
FPL Group, Inc.	542,540	37,121
Pinnacle West Capital Corp.	133,769	5,404
PPL Corp.	510,892	26,413
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	345,269	$ 16,573
Southern Co.	1,008,752	36,981
		353,113
Gas Utilities - 0.1%
Nicor, Inc.	60,163	2,603
Questar Corp.	230,220	13,141
		15,744
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	891,644	19,090
Constellation Energy Group, Inc.	240,702	22,794
Dynegy, Inc. Class A (a)	660,889	6,087
		47,971
Multi-Utilities - 1.1%
Ameren Corp.	276,852	14,967
CenterPoint Energy, Inc.	428,318	7,179
CMS Energy Corp.	299,494	5,082
Consolidated Edison, Inc.	361,365	17,017
Dominion Resources, Inc.	388,103	35,562
DTE Energy Co.	227,574	11,288
Integrys Energy Group, Inc.	101,345	5,453
NiSource, Inc.	365,614	7,477
PG&E Corp.	471,229	23,057
Public Service Enterprise Group, Inc.	339,105	32,418
Sempra Energy	352,095	21,657
TECO Energy, Inc.	280,769	4,725
Xcel Energy, Inc.	559,932	12,626
		198,508
TOTAL UTILITIES		615,336
TOTAL COMMON STOCKS (Cost $12,329,780)		18,202,363
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.65% to 3.89% 12/27/07 (e) (Cost $14,914)	$ 15,000	14,909
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.97% (b)	239,492,226	$ 239,492
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	160,452,334	160,452
TOTAL MONEY MARKET FUNDS (Cost $399,944)		399,944
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $12,744,638)		18,617,216
NET OTHER ASSETS - (0.8)%		(141,474)
NET ASSETS - 100%		$ 18,475,742
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
719 S&P 500 Index Contracts	Dec. 2007	$ 279,493	$ 8,934

The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,828,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,470
Fidelity Securities Lending Cash Central Fund	322
Total	$ 7,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $157,404) - See accompanying schedule: Unaffiliated issuers (cost $12,344,694)	$ 18,217,272
Fidelity Central Funds (cost $399,944)	399,944
Total Investments (cost $12,744,638)		$ 18,617,216
Receivable for investments sold		6,837
Receivable for fund shares sold		12,311
Dividends receivable		16,309
Distributions receivable from Fidelity Central Funds		1,059
Receivable for daily variation on futures contracts		3,287
Other receivables		415
Total assets		18,657,434

Liabilities
Payable for fund shares redeemed	19,789
Accrued management fee	1,070
Other affiliated payables	215
Other payables and accrued expenses	166
Collateral on securities loaned, at value	160,452
Total liabilities		181,692

Net Assets		$ 18,475,742
Net Assets consist of:
Paid in capital		$ 12,461,862
Undistributed net investment income		160,981
Accumulated undistributed net realized gain (loss) on investments		(28,613)
Net unrealized appreciation (depreciation) on investments		5,881,512
Net Assets		$ 18,475,742

Investor Class: Net Asset Value, offering price and redemption price per share ($8,473,942 ÷ 78,467 shares)		$ 107.99
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($10,001,800 ÷ 92,603 shares)		$ 108.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)

Investment Income
Dividends		$ 162,552
Interest		359
Income from Fidelity Central Funds		7,792
Total income		170,703

Expenses
Management fee	$ 6,275
Transfer agent fees	1,256
Independent trustees' compensation	34
Miscellaneous	15
Total expenses before reductions	7,580
Expense reductions	(94)	7,486
Net investment income (loss)		163,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,617
Futures contracts	22,504
Total net realized gain (loss)		63,121
Change in net unrealized appreciation (depreciation) on: Investment securities	750,695
Futures contracts	(6,332)
Total change in net unrealized appreciation (depreciation)		744,363
Net gain (loss)		807,484
Net increase (decrease) in net assets resulting from operations		$ 970,701

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 163,217	$ 284,699
Net realized gain (loss)	63,121	80,905
Change in net unrealized appreciation (depreciation)	744,363	1,858,799
Net increase (decrease) in net assets resulting from operations	970,701	2,224,403
Distributions to shareholders from net investment income	(95,254)	(244,810)
Distributions to shareholders from net realized gain	(1,709)	-
Total distributions	(96,963)	(244,810)
Share transactions - net increase (decrease)	79,053	1,532,946
Redemption fees	-	93
Total increase (decrease) in net assets	952,791	3,512,632

Net Assets
Beginning of period	17,522,951	14,010,319
End of period (including undistributed net investment income of $160,981 and undistributed net investment income of $106,422, respectively)	$ 18,475,742	$ 17,522,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 102.94	$ 90.83	$ 80.02	$ 76.63	$ 63.37	$ 74.28
Income from Investment Operations
Net investment income (loss) D	.95	1.75	1.51	1.54 G	1.10	1.02
Net realized and unrealized gain (loss)	4.66	11.87	10.68	3.26	13.18	(10.95)
Total from investment operations	5.61	13.62	12.19	4.80	14.28	(9.93)
Distributions from net investment income	(.55)	(1.51)	(1.38)	(1.41)	(1.02)	(.99)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.56)	(1.51)	(1.38)	(1.41)	(1.02)	(.99)
Redemption fees added to paid in capital D	-	- I	- I	-I	- I	.01
Net asset value, end of period	$ 107.99	$ 102.94	$ 90.83	$ 80.02	$ 76.63	$ 63.37
Total Return B, C	5.46%	15.14%	15.34%	6.25%	22.65%	(13.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.32%	.39%	.41%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.13%	.19%	.19%
Expenses net of all reductions	.10% A	.10%	.10%	.13%	.19%	.19%
Net investment income (loss)	1.81% A	1.86%	1.77%	1.94% G	1.51%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$ 8,474	$ 8,370	$ 7,247	$ 12,032	$ 10,194	$ 7,270
Portfolio turnover rate F	7% A	5%	7%	4%	4%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 102.95	$ 90.84	$ 82.30
Income from Investment Operations
Net investment income (loss) D	.96	1.78	.87
Net realized and unrealized gain (loss)	4.67	11.87	8.61
Total from investment operations	5.63	13.65	9.48
Distributions from net investment income	(.56)	(1.54)	(.94)
Distributions from net realized gain	(.01)	-	-
Total distributions	(.57)	(1.54)	(.94)
Redemption fees added to paid in capital D	-	- I	- I
Net asset value, end of period	$ 108.01	$ 102.95	$ 90.84
Total Return B, C	5.48%	15.18%	11.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	1.84% A	1.89%	1.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 10,002	$ 9,153	$ 6,763
Portfolio turnover rate F	7% A	5%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, partnerships, deferred trustees compensation, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,756,232
Unrealized depreciation	(927,358)
Net unrealized appreciation (depreciation)	$ 5,828,874
Cost for federal income tax purposes	$ 12,788,342

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $695,475 and $616,785, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $322.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expense by $35 and reduced transfer agent fee by $59.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2007	Year ended April 30, 2007
From net investment income
Investor Class	$ 43,826	$ 119,726
Fidelity Advantage Class	51,428	125,084
Total	$ 95,254	$ 244,810
From net realized gain
Investor Class	$ 797	$ -
Fidelity Advantage Class	912	-
Total	$ 1,709	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2007	Year ended April 30, 2007	Six months ended October 31, 2007	Year ended April 30, 2007
Investor Class
Shares sold	7,836	19,535	$ 869,087	$ 1,872,112
Reinvestment of distributions	401	1,196	42,680	113,390
Shares redeemed	(11,084)	(19,201)	(1,164,024)	(1,827,866)
Net increase (decrease)	(2,847)	1,530	$ (252,257)	$ 157,636
Fidelity Advantage Class
Shares sold	13,476	27,389	$ 1,353,429	$ 2,605,292
Reinvestment of distributions	437	1,180	46,510	112,087
Shares redeemed	(10,213)	(14,119)	(1,068,629)	(1,342,069)
Net increase (decrease)	3,700	14,450	$ 331,310	$ 1,375,310

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Spartan 500 Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMI-USAN-1207
1.784866.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 21, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 21, 2007